LVIP JPMorgan Core Bond Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.01%
Federal Home Loan Mortgage Corp. REMICS
Series 1981 Class Z 6.00% 5/15/27	151	$151
Series 1987 Class PE 7.50% 9/15/27	1,185	1,207
Series 1999 Class PU 7.00% 10/15/27	945	950
Series 2031 Class PG 7.00% 2/15/28	6,532	6,684
Series 2035 Class PC 6.95% 3/15/28	5,784	5,916
*Series 2038 Class PN 7.00% 3/15/28	400	22
Series 2054 Class PV 7.50% 5/15/28	782	799
Series 2057 Class PE 6.75% 5/15/28	12,579	12,882
Series 2064 Class TE 7.00% 6/15/28	644	663
Series 2075 Class PH 6.50% 8/15/28	1,588	1,627
Series 2095 Class PE 6.00% 11/15/28	5,051	5,156
•Series 2132 Class SB 11.18% (30.05% minus 30 day USD SOFR Average) 3/15/29	331	365
Series 2178 Class PB 7.00% 8/15/29	2,906	3,012
Series 2182 Class ZB 8.00% 9/15/29	3,651	3,765
•Series 2204 Class GB 8.00% 12/20/29	113	12
Series 2247 Class Z 7.50% 8/15/30	1,944	2,039
Series 2259 Class ZC 7.35% 10/15/30	43,939	46,030
Series 2325 Class PM 7.00% 6/15/31	960	1,010
Series 2344 Class ZD 6.50% 8/15/31	9,915	10,170
Series 2344 Class ZJ 6.50% 8/15/31	2,473	2,563
Series 2345 Class NE 6.50% 8/15/31	1,277	1,331
Series 2359 Class ZB 8.50% 6/15/31	5,247	5,600
Series 2367 Class ME 6.50% 10/15/31	19,590	20,413
~^Series 2390 Class DO 0.00% 12/15/31	878	843
•Series 2410 Class QS 7.83% (19.20% minus 30 day USD SOFR Average) 2/15/32	2,914	3,235
*•Series 2410 Class QX 4.16% (8.54% minus 30 day USD SOFR Average) 2/15/32	2,347	205
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 2412 Class SP 7.13% (15.87% minus 30 day USD SOFR Average) 2/15/32	3,326	$3,617
Series 2423 Class MC 7.00% 3/15/32	5,741	6,037
Series 2423 Class MT 7.00% 3/15/32	8,559	9,008
Series 2435 Class CJ 6.50% 4/15/32	18,190	18,978
*•Series 2444 Class ES 3.46% (7.84% minus 30 day USD SOFR Average) 3/15/32	3,761	348
*•Series 2450 Class SW 3.51% (7.89% minus 30 day USD SOFR Average) 3/15/32	2,507	234
Series 2455 Class GK 6.50% 5/15/32	6,961	7,278
Series 2484 Class LZ 6.50% 7/15/32	5,071	5,224
Series 2500 Class MC 6.00% 9/15/32	11,041	11,418
Series 2543 Class YX 6.00% 12/15/32	224,289	232,598
Series 2544 Class HC 6.00% 12/15/32	12,992	13,457
Series 2574 Class PE 5.50% 2/15/33	67,199	68,926
Series 2575 Class ME 6.00% 2/15/33	37,104	38,457
*Series 2586 Class WI 6.50% 3/15/33	2,128	307
Series 2647 Class A 3.25% 4/15/32	9,454	9,266
Series 2764 Class UG 5.00% 3/15/34	57,917	58,803
Series 2949 Class GE 5.50% 3/15/35	79,363	81,663
Series 3047 Class OD 5.50% 10/15/35	51,924	53,054
•Series 3085 Class VS 10.77% (28.26% minus 30 day USD SOFR Average) 12/15/35	20,399	25,986
Series 3098 Class KG 5.50% 1/15/36	73,742	75,540
~^Series 3117 Class EO 0.00% 2/15/36	6,145	5,219
*•Series 3260 Class CS 1.65% (6.03% minus 30 day USD SOFR Average) 1/15/37	7,112	614
*•Series 3380 Class SI 1.88% (6.26% minus 30 day USD SOFR Average) 10/15/37	387,825	35,229
*•Series 3385 Class SN 1.51% (5.89% minus 30 day USD SOFR Average) 11/15/37	5,954	363
LVIP JPMorgan Core Bond Fund–1

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
*•Series 3387 Class SA 1.93% (6.31% minus 30 day USD SOFR Average) 11/15/37	18,326	$1,662
Series 3423 Class PB 5.50% 3/15/38	81,710	84,648
*•Series 3451 Class SA 1.56% (5.94% minus 30 day USD SOFR Average) 5/15/38	1,849	163
*•Series 3455 Class SE 1.71% (6.09% minus 30 day USD SOFR Average) 6/15/38	63,775	5,838
Series 3786 Class PD 4.50% 1/15/41	407,000	390,689
*•Series 3973 Class SA 2.00% (6.38% minus 30 day USD SOFR Average) 12/15/41	291,939	32,070
Series 4664 Class UZ 4.00% 3/15/47	1,404,153	1,267,015
Series 4676 Class KZ 2.50% 7/15/45	174,360	151,405
Series 4793 Class CB 3.00% 5/15/48	397,622	352,981
Series 4793 Class CD 3.00% 6/15/48	258,251	228,086
Series 4813 Class CJ 3.00% 8/15/48	232,985	202,401
Series 4991 Class QV 2.00% 9/25/45	355,753	309,439
*Series 5010 Class IK 2.50% 9/25/50	293,332	45,683
*Series 5010 Class JI 2.50% 9/25/50	779,241	129,400
*Series 5013 Class IN 2.50% 9/25/50	352,418	58,789
*Series 5018 Class MI 2.00% 10/25/50	734,313	99,279
*Series 5059 Class IB 2.50% 1/25/51	1,122,796	188,550
Series 5092 Class AP 2.00% 4/25/41	459,881	405,536
*Series 5140 Class NI 2.50% 5/25/49	1,248,377	177,608
*Series 5148 Class BI 2.50% 1/25/49	2,515,848	373,915
*Series 5148 Class CI 2.00% 6/25/49	1,234,245	156,322
*Series 5202 Class IN 3.00% 1/25/47	969,726	128,588
Series 5224 Class HL 4.00% 4/25/52	1,300,000	1,200,372
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
φSeries 2017-4 Class HT 3.25% 6/25/57	9,026,633	8,128,616
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust (continued)
Series 2019-1 Class MT 3.50% 7/25/58	2,471,012	$2,204,728
Series 2019-3 Class MB 3.50% 10/25/58	295,000	246,947
Series 2022-1 Class MTU 3.25% 11/25/61	692,580	595,407
Series 2022-2 Class M5TU 4.00% 4/25/62	4,171,325	3,870,567
Series 2023-1 Class MT 3.00% 10/25/62	1,134,667	949,347
Series 2024-2 Class MT 3.50% 5/25/64	5,274,806	4,565,751
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA5 Class M2 6.01% (30 day USD SOFR Average + 1.65%) 1/25/34	420,174	422,494
Series 2021-DNA6 Class M2 5.86% (30 day USD SOFR Average + 1.50%) 10/25/41	2,114,262	2,122,236
Series 2021-HQA2 Class M2 6.41% (30 day USD SOFR Average + 2.05%) 12/25/33	1,720,090	1,761,320
Series 2022-DNA1 Class M2 6.86% (30 day USD SOFR Average + 2.50%) 1/25/42	1,001,000	1,017,347
Series 2022-DNA2 Class M1A 5.66% (30 day USD SOFR Average + 1.30%) 2/25/42	707,364	708,802
Series 2022-DNA3 Class M1B 7.26% (30 day USD SOFR Average + 2.90%) 4/25/42	2,640,000	2,715,183
Series 2022-DNA4 Class M1B 7.71% (30 day USD SOFR Average + 3.35%) 5/25/42	700,000	726,964
Series 2025-DNA2 Class M2 5.86% (30 day USD SOFR Average + 1.50%) 5/25/45	422,000	422,275
Federal Home Loan Mortgage Corp. STRIPS
*Series 233 Class 11 5.00% 9/15/35	12,210	1,873
*•Series 239 Class S30 3.21% (7.59% minus 30 day USD SOFR Average) 8/15/36	14,176	2,011
Series 262 Class 35 3.50% 7/15/42	70,030	66,688
Series 299 Class 300 3.00% 1/15/43	43,622	39,649
*•Series 334 Class S7 1.61% (5.99% minus 30 day USD SOFR Average) 8/15/44	505,643	56,052
*•Series 353 Class S1 1.51% (5.89% minus 30 day USD SOFR Average) 12/15/46	204,909	21,979
LVIP JPMorgan Core Bond Fund–2

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
♦•Series T-41 Class 3A 4.40% 7/25/32	4,994	$4,785
♦Series T-54 Class 2A 6.50% 2/25/43	41,999	42,480
♦Series T-54 Class 3A 7.00% 2/25/43	17,878	18,937
~♦^Series T-56 Class A 0.00% 5/25/43	128,971	100,529
♦Series T-58 Class 2A 6.50% 9/25/43	11,364	11,945
~♦^Series T-58 Class A 0.00% 9/25/43	5,797	4,910
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.91% (30 day USD SOFR Average + 1.55%) 10/25/41	553,657	555,745
Series 2022-R02 Class 2M2 7.36% (30 day USD SOFR Average + 3.00%) 1/25/42	396,000	404,748
Series 2022-R03 Class 1M2 7.86% (30 day USD SOFR Average + 3.50%) 3/25/42	760,000	785,569
Series 2023-R06 Class 1M2 7.06% (30 day USD SOFR Average + 2.70%) 7/25/43	1,550,000	1,601,317
Series 2023-R08 Class 1M1 5.86% (30 day USD SOFR Average + 1.50%) 10/25/43	582,660	584,740
Series 2024-R04 Class 1A1 5.36% (30 day USD SOFR Average + 1.00%) 5/25/44	1,380,064	1,382,202
Series 2025-R01 Class 1M2 5.86% (30 day USD SOFR Average + 1.50%) 1/25/45	506,000	506,737
Series 2025-R02 Class 1M2 5.96% (30 day USD SOFR Average + 1.60%) 2/25/45	432,000	432,931
Series 2025-R03 Class 2M1 5.96% (30 day USD SOFR Average + 1.60%) 3/25/45	670,353	674,202
Series 2025-R04 Class 1M2 5.86% (30 day USD SOFR Average + 1.50%) 5/25/45	1,073,000	1,072,996
Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90% 6/25/27	660,510	646,041
Federal National Mortgage Association Interest STRIPS
~^Series 329 Class 1 0.00% 1/25/33	1,029	914
*Series 365 Class 8 5.50% 5/25/36	5,222	912
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association Interest STRIPS (continued)
*Series 427 Class C73 3.00% 12/25/48	1,580,119	$260,544
Federal National Mortgage Association REMICS
Series 1997-39 Class PD 7.50% 5/20/27	441	449
Series 1997-46 Class PL 6.00% 7/18/27	585	589
Series 1998-36 Class ZB 6.00% 7/18/28	486	493
Series 1998-46 Class GZ 6.50% 8/18/28	1,355	1,387
Series 1998-58 Class PC 6.50% 10/25/28	4,560	4,672
*Series 1999-39 Class JH 6.50% 8/25/29	8,419	551
*Series 2000-52 IO 8.50% 1/25/31	598	77
Series 2001-30 Class PM 7.00% 7/25/31	5,259	5,499
*Series 2001-33 Class ID 6.00% 7/25/31	21,643	2,348
Series 2001-36 Class DE 7.00% 8/25/31	9,994	10,502
Series 2001-44 Class PD 7.00% 9/25/31	643	662
Series 2001-61 Class Z 7.00% 11/25/31	15,899	16,780
•Series 2002-1 Class SA 10.66% (24.82% minus 30 day USD SOFR Average) 2/25/32	413	498
*•Series 2002-13 Class SJ 1.60% (7.99% minus 30 day USD SOFR Average) 3/25/32	9,825	180
~^Series 2002-15 0.00% 4/25/32	9,094	8,547
Series 2002-28 Class PK 6.50% 5/25/32	6,329	6,594
*•Series 2002-68 Class SH 3.50% (7.89% minus 30 day USD SOFR Average) 10/18/32	14,355	1,227
•Series 2002-77 Class S 6.29% (14.27% minus 30 day USD SOFR Average) 12/25/32	1,368	1,477
*•Series 2003-116 Class SB 3.13% (7.49% minus 30 day USD SOFR Average) 11/25/33	17,341	1,441
•Series 2003-130 Class SX 4.81% (11.35% minus 30 day USD SOFR Average) 1/25/34	162	165
LVIP JPMorgan Core Bond Fund–3

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2003-131 Class CH 5.50% 1/25/34	25,590	$26,143
~^Series 2003-132 Class OA 0.00% 8/25/33	270	258
Series 2003-22 Class UD 4.00% 4/25/33	37,999	37,682
*Series 2003-44 Class IU 7.00% 6/25/33	8,070	1,254
Series 2003-47 Class PE 5.75% 6/25/33	6,403	6,609
•Series 2003-64 Class SX 2.58% (13.46% minus 30 day USD SOFR Average) 7/25/33	1,278	1,264
Series 2003-7 Class A1 6.50% 12/25/42	64,481	65,310
•Series 2003-71 Class DS 1.51% (7.31% minus 30 day USD SOFR Average) 8/25/33	10,869	10,140
•Series 2003-91 Class SD 5.05% (12.31% minus 30 day USD SOFR Average) 9/25/33	1,944	2,037
Series 2004-35 Class AZ 4.50% 5/25/34	32,848	32,505
•Series 2004-36 Class SA 7.23% (19.21% minus 30 day USD SOFR Average) 5/25/34	12,461	14,012
•Series 2004-46 Class SK 4.21% (16.19% minus 30 day USD SOFR Average) 5/25/34	3,659	3,772
•Series 2004-51 Class SY 5.30% (14.01% minus 30 day USD SOFR Average) 7/25/34	1,248	1,310
•Series 2004-61 Class SK 8.50% (50.19% minus 30 day USD SOFR Average) 11/25/32	6,978	7,456
Series 2004-79 Class ZE 5.50% 11/25/34	164,309	167,377
Series 2004-91 Class HC 6.00% 12/25/34	177,557	183,399
•Series 2005-45 Class DC 7.92% (23.89% minus 30 day USD SOFR Average) 6/25/35	17,970	20,866
Series 2005-84 Class XM 5.75% 10/25/35	9,078	9,387
~^Series 2006-110 0.00% 11/25/36	8,502	7,278
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*•Series 2006-117 Class GS 2.18% (6.54% minus 30 day USD SOFR Average) 12/25/36	16,110	$1,595
~^Series 2006-22 Class AO 0.00% 4/25/36	8,951	7,740
•Series 2006-46 Class SW 7.81% (23.78% minus 30 day USD SOFR Average) 6/25/36	2,943	3,439
*•Series 2007-100 Class SM 1.98% (6.34% minus 30 day USD SOFR Average) 10/25/37	16,228	1,536
*•Series 2007-53 Class SH 1.63% (5.99% minus 30 day USD SOFR Average) 6/25/37	21,523	1,716
*•Series 2007-7 Class SG 2.03% (6.39% minus 30 day USD SOFR Average) 8/25/36	42,337	3,445
*•Series 2007-88 Class VI 2.07% (6.43% minus 30 day USD SOFR Average) 9/25/37	28,612	2,628
*•Series 2008-1 Class BI 1.44% (5.80% minus 30 day USD SOFR Average) 2/25/38	15,963	1,221
*•Series 2008-16 Class IS 1.73% (6.09% minus 30 day USD SOFR Average) 3/25/38	4,720	374
*•Series 2008-46 Class HI 1.55% 6/25/38	6,726	371
*•Series 2008-53 Class CI 2.73% (7.09% minus 30 day USD SOFR Average) 7/25/38	5,378	636
*•Series 2009-112 Class ST 1.78% (6.14% minus 30 day USD SOFR Average) 1/25/40	14,481	1,340
*•Series 2010-100 Class SV 2.16% (6.52% minus 30 day USD SOFR Average) 9/25/40	606,058	63,539
Series 2010-102 Class PN 5.00% 9/25/40	190,113	192,105
Series 2010-134 Class KZ 4.50% 12/25/40	218,010	194,526
*•Series 2010-35 Class SB 1.95% (6.31% minus 30 day USD SOFR Average) 4/25/40	5,374	522
LVIP JPMorgan Core Bond Fund–4

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2010-80 Class PZ 5.00% 7/25/40	204,643	$209,224
Series 2012-118 Class VZ 3.00% 11/25/42	644,852	582,082
Series 2012-30 Class DZ 4.00% 4/25/42	122,926	119,841
~^Series 2013-128 0.00% 12/25/43	57,957	44,000
Series 2013-44 Class Z 3.00% 5/25/43	18,504	13,938
*•Series 2013-54 Class BS 1.68% (6.04% minus 30 day USD SOFR Average) 6/25/43	40,111	4,348
Series 2013-67 Class KZ 2.50% 4/25/43	950,522	819,457
*Series 2014-15 Class JI 3.50% 4/25/29	864,243	32,996
Series 2014-19 Class Z 4.50% 4/25/44	400,362	397,756
*Series 2014-38 Class QI 5.50% 12/25/43	185,189	25,862
Series 2015-65 Class CZ 3.50% 9/25/45	711,241	616,511
Series 2016-38 Class NA 3.00% 1/25/46	60,223	56,215
*•Series 2016-61 Class BS 1.63% (5.99% minus 30 day USD SOFR Average) 9/25/46	669,017	46,134
Series 2017-40 Class GZ 3.50% 5/25/47	223,711	205,255
*•Series 2017-76 Class SB 1.63% (5.99% minus 30 day USD SOFR Average) 10/25/57	728,915	94,706
*•Series 2017-85 Class SC 1.73% (6.09% minus 30 day USD SOFR Average) 11/25/47	128,267	11,524
Series 2020-46 Class KB 1.25% 6/25/50	7,359,067	5,777,140
Series 2020-47 Class GZ 2.00% 7/25/50	666,368	420,890
Series 2020-56 Class AQ 2.00% 8/25/50	2,000,000	1,657,503
*Series 2020-56 Class DI 2.50% 8/25/50	338,851	55,941
Series 2020-57 Class TA 2.00% 4/25/50	1,159,915	1,043,074
*Series 2020-73 Class KI 3.00% 10/25/50	431,611	77,160
Series 2020-90 Class PE 2.00% 12/25/50	1,202,503	976,187
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2021-1 Class EP 1.00% 11/25/50	533,305	$411,560
*Series 2021-1 Class IG 2.50% 2/25/51	1,168,612	208,722
Series 2021-25 Class GA 1.00% 5/25/51	885,078	675,206
Series 2021-28 Class LB 2.00% 4/25/51	1,059,564	887,646
*Series 2021-3 Class QI 2.50% 2/25/51	1,349,494	215,476
*Series 2021-43 IO 2.50% 6/25/51	2,496,535	393,628
*Series 2021-44 Class MI 2.50% 7/25/51	669,455	121,836
*Series 2021-61 Class KI 2.50% 4/25/49	2,392,678	359,559
Series 2021-65 Class JA 2.00% 1/25/46	366,760	334,542
Series 2021-86 Class MA 2.50% 11/25/47	8,725,110	8,059,412
Series 2021-95 Class GA 1.88% 3/25/51	7,629,866	6,463,570
Series 2022-29 Class KZ 1.50% 6/25/42	1,366,610	1,029,303
*Series 2022-86 IO 2.50% 5/25/50	1,493,068	207,256
Federal National Mortgage Association REMICS Trust
~^Series 1999-W1 0.00% 2/25/29	3,878	3,544
Series 1999-W4 Class A9 6.25% 2/25/29	13,497	13,657
Series 2002-W7 Class A4 6.00% 6/25/29	64,991	66,160
•Series 2003-W1 Class 1A1 4.72% 12/25/42	80,351	79,293
•Series 2003-W1 Class 2A 5.09% 12/25/42	12,418	12,235
Series 2004-W11 Class 1A2 6.50% 5/25/44	3,159	3,263
Federal National Mortgage Association Trust Series 2004-W2 Class 2A2 7.00% 2/25/44	3,758	3,897
Government National Mortgage Association
•Series 2013-107 Class AD 2.78% 11/16/47	269,622	247,630
*•Series 2013-50 IO 0.06% 10/16/48	2,946,612	7,661
*•Series 2013-74 IO 0.48% 12/16/53	2,168,809	22,495
•Series 2014-17 Class AM 3.54% 6/16/48	3,510	3,420
*•Series 2016-128 IO 0.82% 9/16/56	2,281,848	78,169
LVIP JPMorgan Core Bond Fund–5

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association (continued)
*•Series 2017-145 IO 0.50% 4/16/57	841,669	$21,855
*•Series 2017-157 IO 0.52% 12/16/59	571,504	17,275
*•Series 2017-8 IO 0.44% 8/16/58	862,896	18,043
Series 2020-103 Class AD 1.45% 1/16/63	1,336,702	1,029,672
*•Series 2020-109 Class AI 0.84% 5/16/60	1,466,355	85,208
*•Series 2020-184 IO 0.91% 11/16/60	2,050,963	134,607
*•Series 2021-110 IO 0.88% 11/16/63	3,458,159	231,202
*•Series 2021-133 IO 0.88% 7/16/63	3,922,190	261,647
Series 2021-2 Class AH 1.50% 6/16/63	162,029	118,732
*•Series 2021-37 IO 0.80% 1/16/61	2,065,302	117,216
*•Series 2021-60 IO 0.83% 5/16/63	1,646,678	93,549
*•Series 2021-68 IO 0.88% 10/16/62	1,949,867	117,307
•Series 2022-196 Class BE 3.00% 10/16/64	900,000	623,866
*•Series 2022-210 IO 0.70% 7/16/64	1,035,361	64,375
*•Series 2022-216 IO 0.75% 7/16/65	1,073,218	58,818
•Series 2022-220 Class E 3.00% 10/16/64	600,000	422,717
*•Series 2022-3 IO 0.64% 2/16/61	4,932,586	240,716
*•Series 2022-59 IO 0.57% 2/16/62	2,531,501	104,885
Series 2023-92 Class AH 2.00% 6/16/64	4,249,604	3,173,390
*•Series 2023-92 Class IA 0.61% 6/16/64	4,546,088	246,804
Government National Mortgage Association REMICS
Series 2001-10 Class PE 6.50% 3/16/31	68,753	70,700
•Series 2004-28 Class S 7.94% (19.35% minus 1 mo. USD Term SOFR) 4/16/34	4,934	5,404
Series 2006-38 Class OH 6.50% 8/20/36	356,773	381,261
*•Series 2007-45 Class QA 2.39% (6.53% minus 1 mo. USD Term SOFR) 7/20/37	24,188	2,442
*•Series 2007-51 Class SG 2.33% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	77,531	7,808
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*•Series 2007-76 Class SA 2.28% (6.42% minus 1 mo. USD Term SOFR) 11/20/37	20,296	$2,015
*•Series 2008-2 Class MS 2.90% (7.05% minus 1 mo. USD Term SOFR) 1/16/38	19,887	2,353
*•Series 2008-55 Class SA 1.95% (6.09% minus 1 mo. USD Term SOFR) 6/20/38	11,997	1,106
Series 2009-104 Class KB 5.50% 11/16/39	236,000	238,789
*•Series 2009-106 Class ST 1.75% (5.89% minus 1 mo. USD Term SOFR) 2/20/38	59,214	4,400
*Series 2009-14 Class KI 6.50% 3/20/39	18,354	4,287
*Series 2009-14 Class NI 6.50% 3/20/39	13,685	3,014
*•Series 2009-22 Class SA 2.02% (6.16% minus 1 mo. USD Term SOFR) 4/20/39	26,046	1,611
*•Series 2009-31 Class TS 2.05% (6.19% minus 1 mo. USD Term SOFR) 3/20/39	8,623	159
*•Series 2009-6 Class SA 1.84% (5.99% minus 1 mo. USD Term SOFR) 2/16/39	7,142	596
*•Series 2009-6 Class SH 1.79% (5.93% minus 1 mo. USD Term SOFR) 2/20/39	23,045	2,006
*•Series 2009-64 Class SN 1.84% (5.99% minus 1 mo. USD Term SOFR) 7/16/39	17,522	776
~^Series 2009-79 Class OK 0.00% 11/16/37	13,064	11,009
Series 2010-130 Class CP 7.00% 10/16/40	18,012	19,586
*•Series 2011-75 Class SM 2.35% (6.49% minus 1 mo. USD Term SOFR) 5/20/41	34,553	2,854
•Series 2011-H19 Class FA 4.94% (1 mo. USD Term SOFR + 0.58%) 8/20/61	41,392	41,233
•Series 2012-H23 Class SA 5.00% (1 mo. USD Term SOFR + 0.64%) 10/20/62	33,676	33,376
Series 2013-113 Class LY 3.00% 5/20/43	211,491	196,848
*Series 2013-53 Class OI 3.50% 4/20/43	232,658	30,197
Series 2013-69 Class MA 1.50% 8/20/42	136,417	122,113
•Series 2013-H08 Class FC 4.92% (1 mo. USD Term SOFR + 0.56%) 2/20/63	65,401	65,168
LVIP JPMorgan Core Bond Fund–6

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
Series 2013-H09 Class HA 1.65% 4/20/63	2,509	$2,387
•Series 2014-H17 Class FC 4.97% (1 mo. USD Term SOFR + 0.61%) 7/20/64	77,020	76,874
•Series 2015-137 Class WA 5.55% 1/20/38	98,941	101,252
•Series 2015-H16 Class FG 4.91% (1 mo. USD Term SOFR + 0.55%) 7/20/65	159,581	159,127
•Series 2015-H30 Class FE 5.07% (1 mo. USD Term SOFR + 0.71%) 11/20/65	196,726	196,683
*•Series 2016-135 Class SB 1.84% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	386,982	51,292
Series 2016-135 Class Z 3.00% 10/20/46	261,252	220,416
*•Series 2016-21 Class ST 1.90% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	696,134	85,360
*Series 2016-84 Class IG 4.50% 11/16/45	1,035,085	201,820
•Series 2016-H11 Class FD 5.08% (1 yr. USD Term SOFR + 1.12%) 5/20/66	43,420	43,611
•Series 2016-H26 Class FC 5.47% (1 mo. USD Term SOFR + 1.11%) 12/20/66	35,504	35,606
Series 2017-163 Class ZK 3.50% 11/20/47	47,647	43,446
•Series 2017-H14 Class FK 4.25% (1 yr. CMT + 0.20%) 5/20/67	31,158	31,000
•Series 2017-H14 Class FV 4.97% (1 mo. USD Term SOFR + 0.61%) 6/20/67	91,591	91,373
*•Series 2017-H22 Class IC 2.58% 11/20/67	443,142	16,624
•Series 2018-H13 Class FC 4.77% (1 mo. USD Term SOFR + 0.41%) 7/20/68	95,484	94,974
•Series 2019-H13 Class FT 4.50% (1 yr. CMT + 0.45%) 8/20/69	27,587	27,537
*Series 2020-123 Class IL 2.50% 8/20/50	220,424	31,782
*Series 2020-123 Class NI 2.50% 8/20/50	765,743	115,863
*Series 2020-127 Class IN 2.50% 8/20/50	307,143	45,867
*Series 2020-129 Class IE 2.50% 9/20/50	319,445	47,153
*Series 2020-160 Class IH 2.50% 10/20/50	200,452	30,187
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2020-160 Class VI 2.50% 10/20/50	328,259	$49,595
*Series 2020-160 Class YI 2.50% 10/20/50	1,106,703	163,140
*Series 2020-173 Class MI 2.50% 11/20/50	4,556,052	665,200
*Series 2020-181 Class WI 2.00% 12/20/50	2,264,181	265,801
•Series 2020-30 Class PT 4.76% 3/20/48	496,392	485,276
*Series 2020-47 Class MI 3.50% 4/20/50	602,060	114,756
*Series 2020-47 Class NI 3.50% 4/20/50	227,792	44,315
•Series 2020-H12 Class F 4.97% (1 mo. USD Term SOFR + 0.61%) 7/20/70	95,145	94,187
•Series 2020-H13 Class FA 4.92% (1 mo. USD Term SOFR + 0.56%) 7/20/70	304,503	301,004
•Series 2020-H13 Class FC 4.92% (1 mo. USD Term SOFR + 0.56%) 7/20/70	80,405	79,422
Series 2021-188 Class PA 2.00% 10/20/51	57,210	46,898
*Series 2021-191 Class NI 3.00% 10/20/51	411,721	77,989
Series 2021-223 Class P 2.00% 6/20/51	867,341	772,102
*Series 2021-29 Class TI 2.50% 2/20/51	1,243,255	220,849
Series 2021-77 Class LC 1.25% 7/20/50	100,435	79,746
Series 2022-139 Class AL 4.00% 7/20/51	1,500,000	1,378,803
Series 2022-189 Class PT 2.50% 10/20/51	728,010	606,185
Series 2022-99 Class JW 2.50% 1/20/52	300,000	238,655
Series 2024-197 Class BN 3.00% 5/20/51	9,016,715	8,310,114
Series 2025-6 Class A 3.50% 11/20/50	25,538,781	24,300,796
Seasoned Credit Risk Transfer Trust
Series 2025-1 Class MTU 3.25% 11/25/64	7,523,747	6,439,971
Series 2025-2 Class MTU 3.25% 6/25/65	5,197,987	4,409,540
Seasoned Loans Structured Transaction Trust Series 2025-1 Class A1 3.00% 5/25/35	7,673,751	7,040,161
Total Agency Collateralized Mortgage Obligations (Cost $144,613,064)		147,331,681
LVIP JPMorgan Core Bond Fund–7

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.41%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
*♦•Series K058 Class X1 1.02% 8/25/26	18,917,698	$109,997
♦Series K065 Class A2 3.24% 4/25/27	215,000	212,680
♦•Series K070 Class A2 3.30% 11/25/27	208,000	205,277
♦•Series K072 Class AM 3.50% 12/25/27	1,000,000	985,234
♦Series K079 Class AM 3.93% 6/25/28	588,000	586,429
♦•Series K081 Class A2 3.90% 8/25/28	395,000	394,646
*♦•Series K094 Class X1 1.01% 6/25/29	2,233,921	61,409
*♦•Series K094 Class XAM 1.28% 6/25/29	3,700,000	143,142
*♦•Series K095 Class XAM 1.37% 6/25/29	900,000	39,065
*♦•Series K101 Class X1 0.94% 10/25/29	872,366	24,578
*♦•Series K104 Class XAM 1.50% 1/25/30	1,900,000	99,570
*♦•Series K105 Class X1 1.64% 1/25/30	5,190,762	281,319
*♦•Series K110 Class X1 1.76% 4/25/30	4,283,382	256,056
*♦•Series K115 Class X1 1.42% 6/25/30	1,475,103	75,718
*♦•Series K116 Class X1 1.52% 7/25/30	3,615,792	196,006
*♦•Series K124 Class X1 0.81% 12/25/30	1,486,337	45,967
*♦•Series K128 Class X1 0.61% 3/25/31	6,407,118	144,109
*♦•Series K130 Class X1 1.14% 6/25/31	7,951,747	382,584
*♦•Series K131 Class X1 0.83% 7/25/31	6,761,196	240,081
*♦•Series K133 Class X1 0.44% 9/25/31	11,593,774	206,452
*♦•Series K142 Class X1 0.40% 3/25/32	5,186,256	89,393
*♦•Series K143 Class X1 0.45% 4/25/55	5,273,647	107,854
♦Series K144 Class A2 2.45% 4/25/32	2,037,000	1,833,935
*♦•Series K145 Class X1 0.43% 5/25/32	5,674,581	110,219
♦Series K146 Class A2 2.92% 6/25/32	1,100,000	1,015,981
*♦•Series K147 Class X1 0.50% 6/25/32	7,464,352	173,344
*♦•Series K148 Class X1 0.39% 7/25/32	14,569,287	244,714
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
*♦•Series K149 Class X1 0.40% 8/25/32	8,352,223	$152,228
♦•Series K-150 Class A2 3.71% 9/25/32	2,005,000	1,931,895
♦•Series K-151 Class A2 3.80% 10/25/32	1,150,000	1,113,074
*♦•Series K-151 Class X1 0.33% 10/25/32	15,165,656	209,570
*♦•Series K-1511 Class X1 0.93% 3/25/34	1,841,649	81,440
*♦•Series K-1520 Class X1 0.58% 2/25/36	3,761,176	129,322
♦•Series K-153 Class A2 3.82% 12/25/32	1,000,000	968,497
*♦•Series K-157 Class X1 0.42% 5/25/33	6,797,105	134,094
♦•Series K507 Class A2 4.80% 9/25/28	100,000	101,872
*♦•Series K737 Class X1 0.72% 10/25/26	5,582,148	22,776
*♦•Series K741 Class X1 0.64% 12/25/27	2,264,878	22,240
*♦•Series K742 Class X1 0.86% 3/25/28	4,615,137	44,041
*♦•Series K743 Class X1 1.01% 5/25/28	2,939,426	60,490
♦Series K753 Class A2 4.40% 10/25/30	691,000	700,720
♦•Series K754 Class AM 4.94% 11/25/30	4,180,000	4,290,980
*♦•Series KC05 Class X1 1.34% 6/25/27	1,018,390	9,619
♦Series KJ45 Class A2 4.66% 1/25/31	815,000	825,722
*♦•Series KL06 Class XFX 1.46% 12/25/29	4,156,391	164,938
♦•Series Q013 Class APT2 1.17% 5/25/50	730,802	694,703
Federal National Mortgage Association-ACES
•Series 2013-M6 Class 1AC 3.49% 2/25/43	40,531	39,261
•Series 2015-M10 Class A2 3.09% 4/25/27	180,167	178,067
Series 2016-M11 Class AL 2.94% 7/25/39	87,209	82,897
•Series 2017-M12 Class A2 3.16% 6/25/27	222,549	218,945
•Series 2017-M5 Class A2 3.11% 4/25/29	147,275	142,366
•Series 2017-M7 Class A2 2.96% 2/25/27	616,585	608,206
•Series 2017-M8 Class A2 3.06% 5/25/27	228,351	224,911
LVIP JPMorgan Core Bond Fund–8

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES (continued)
•Series 2018-M10 Class A2 3.47% 7/25/28	445,094	$439,004
Series 2018-M15 Class 1A2 3.70% 1/25/36	900,000	861,922
•Series 2018-M3 Class A2 3.16% 2/25/30	106,340	101,926
•Series 2018-M9 Class APT2 3.21% 4/25/28	64,657	62,984
•Series 2019-M23 Class 3A3 2.72% 10/25/31	457,153	421,019
Series 2019-M4 Class A2 3.61% 2/25/31	285,713	276,986
Series 2019-M5 Class A2 3.27% 2/25/29	463,217	451,830
Series 2019-M6 Class A2 3.45% 1/1/29	125,938	123,219
Series 2020-M50 Class A2 1.20% 10/25/30	275,743	263,523
*•Series 2020-M50 Class X1 1.92% 10/25/30	4,326,925	194,821
Series 2020-M6 Class A 2.50% 10/25/37	150,411	134,679
*•Series 2021-M3 Class X1 2.01% 11/25/33	2,266,549	152,419
•Series 2022-M1G Class A2 1.58% 9/25/31	3,350,000	2,890,272
•Series 2022-M1S Class A2 2.15% 4/25/32	1,290,000	1,133,543
•Series 2022-M2S Class A2 3.88% 8/25/32	3,875,000	3,690,843
•Series 2022-M3 Class A2 1.76% 11/25/31	1,500,000	1,288,991
•Series 2023-M2 Class 3A2 2.01% 4/25/32	7,500,000	6,481,960
•Series 2023-M4 Class A2 3.89% 9/25/32	200,000	192,433
•Series 2023-M8 Class A2 4.63% 3/25/33	9,405,000	9,447,302
•FREMF Mortgage Trust
Series 2016-K59 Class B 3.69% 11/25/49	180,000	177,503
Series 2017-K71 Class B 3.88% 11/25/50	259,000	254,195
Series 2019-K102 Class B 3.65% 12/25/51	750,000	710,057
Series 2019-KBF3 Class B 6.97% (30 day USD SOFR Average + 2.61%) 1/25/29	546,382	543,417
Total Agency Commercial Mortgage-Backed Securities (Cost $50,945,050)		51,713,481
AGENCY MORTGAGE-BACKED SECURITIES–22.55%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	2,017,813	1,690,985
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
1.50% 5/1/41	2,106,420	$1,780,315
1.50% 7/1/41	1,576,683	1,331,593
1.50% 10/1/41	2,204,648	1,858,499
1.50% 11/1/41	297,752	250,909
1.50% 2/1/51	575,656	443,955
1.50% 3/1/52	429,590	330,074
2.00% 10/1/40	933,150	813,995
2.00% 3/1/41	1,215,039	1,050,306
2.00% 7/1/41	938,233	816,724
2.00% 9/1/41	2,448,651	2,124,581
2.00% 10/1/41	996,286	861,598
2.00% 11/1/41	549,677	476,437
2.00% 12/1/41	1,101,256	952,837
2.00% 1/1/42	3,417,208	2,959,940
2.00% 2/1/42	979,327	846,400
2.00% 4/1/42	2,162,153	1,873,900
2.00% 5/1/42	1,236,776	1,068,805
2.00% 8/1/42	1,781,827	1,540,069
2.00% 11/1/50	1,104,856	904,713
2.00% 12/1/50	502,003	408,310
2.00% 2/1/51	2,507,269	2,053,061
2.00% 3/1/51	1,414,705	1,158,757
2.00% 4/1/51	427,533	351,323
2.00% 6/1/51	816,123	666,716
2.00% 8/1/51	738,739	600,693
2.00% 2/1/52	570,858	464,606
2.00% 3/1/52	1,324,425	1,072,440
2.50% 4/1/41	122,113	109,405
2.50% 2/1/42	391,891	349,850
2.50% 3/1/42	1,698,789	1,518,412
2.50% 9/1/42	1,883,445	1,680,233
2.50% 11/1/49	10,175,390	8,657,649
2.50% 7/1/50	2,987,626	2,536,713
2.50% 11/1/50	2,897,875	2,494,608
2.50% 12/1/50	3,110,365	2,670,838
2.50% 1/1/51	31,915	27,342
2.50% 2/1/51	1,196,175	1,029,434
2.50% 3/1/51	310,936	266,736
2.50% 5/1/51	5,885,639	5,029,110
2.50% 7/1/51	286,017	242,337
2.50% 8/1/51	2,240,417	1,920,209
2.50% 9/1/51	438,041	376,008
2.50% 10/1/51	2,911,955	2,486,773
2.50% 11/1/51	1,313,352	1,130,441
2.50% 12/1/51	1,960,589	1,683,228
2.50% 1/1/52	16,704,194	14,288,187
2.50% 2/1/52	850,871	729,001
2.50% 3/1/52	76,824	65,867
2.50% 4/1/52	6,139,470	5,272,891
3.00% 9/1/32	61,699	60,133
3.00% 10/1/32	65,037	63,339
3.00% 10/1/33	43,585	42,149
3.00% 12/1/33	22,671	21,822
3.00% 6/1/36	49,712	47,197
LVIP JPMorgan Core Bond Fund–9

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.00% 5/1/40	50,567	$47,189
3.00% 4/1/42	461,593	427,363
3.00% 5/1/42	75,828	70,205
3.00% 7/1/42	470,326	434,842
3.00% 9/1/42	864,201	799,513
3.00% 1/1/47	5,759,350	5,209,303
3.00% 8/1/48	354,550	320,317
3.00% 9/1/48	30,689	27,827
3.00% 9/1/49	311,074	279,046
3.00% 11/1/49	306,436	274,871
3.00% 1/1/50	250,417	224,966
3.00% 6/1/50	918,894	808,761
3.00% 7/1/50	293,278	263,997
3.00% 8/1/50	4,484,423	4,011,620
3.00% 12/1/50	135,588	121,520
3.00% 2/1/51	138,364	123,585
3.00% 6/1/51	434,716	388,682
3.00% 8/1/51	498,763	444,074
3.00% 10/1/51	378,212	337,749
3.00% 11/1/51	261,025	231,323
3.00% 12/1/51	153,889	136,569
3.00% 1/1/52	213,050	190,032
3.00% 2/1/52	1,292,392	1,139,327
3.00% 4/1/52	5,784,620	5,118,873
3.00% 8/1/52	1,387,081	1,232,552
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	1,833,571	1,792,113
•3.10% (1 yr. USD RFUCCT + 1.62%) 2/1/50	1,019,841	1,028,047
3.50% 4/1/33	129,919	127,363
3.50% 1/1/38	729,061	703,535
3.50% 6/1/42	131,326	124,106
3.50% 2/1/47	748,176	705,269
3.50% 7/1/47	4,508,552	4,212,437
3.50% 11/1/48	1,363,108	1,275,914
3.50% 2/1/49	2,950,193	2,714,068
3.50% 7/1/50	441,915	408,051
3.50% 12/1/50	720,118	669,459
3.50% 1/1/52	137,511	126,575
3.50% 4/1/52	1,286,867	1,185,726
3.50% 5/1/52	1,487,405	1,362,785
3.50% 6/1/52	1,949,169	1,792,052
3.75% 8/1/32	1,200,000	1,155,968
4.00% 9/1/32	200,000	195,845
4.00% 6/1/42	59,192	57,785
4.00% 8/1/44	11,522	11,019
4.00% 5/1/45	7,545	7,274
4.00% 10/1/45	12,135	11,675
4.00% 11/1/45	9,876	9,502
4.00% 1/1/46	98,924	95,103
4.00% 10/1/47	532,976	510,705
4.00% 7/1/49	4,560,097	4,383,141
4.00% 9/1/49	500,672	481,283
4.00% 1/1/50	220,253	210,598
4.00% 7/1/50	805,343	768,013
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
4.00% 4/1/52	3,954,026	$3,761,771
4.00% 7/1/52	267,326	256,612
4.00% 9/1/52	5,667,743	5,370,322
4.00% 2/1/53	1,411,304	1,352,861
4.25% 11/1/34	8,400,000	8,214,700
•4.37% (1 yr. USD RFUCCT + 1.62%) 11/1/47	552,949	565,483
4.50% 10/1/35	86,971	87,712
4.50% 5/1/38	350,741	350,750
4.50% 3/1/47	461,757	458,791
4.50% 5/1/47	21,679	21,441
4.50% 6/1/47	449,593	444,736
4.50% 1/1/49	337,438	332,428
4.50% 3/1/49	166,832	164,452
4.50% 8/1/49	508,210	502,754
4.50% 9/1/50	149,108	146,455
4.50% 1/1/51	491,994	482,180
4.50% 7/1/52	601,596	588,249
4.50% 8/1/52	147,452	145,819
4.50% 9/1/52	162,481	159,039
4.50% 10/1/52	3,104,097	3,025,991
4.50% 11/1/52	10,313,046	10,059,588
4.50% 12/1/52	469,657	459,160
4.50% 3/1/54	7,104,842	6,962,609
4.60% 2/1/30	600,000	605,363
5.00% 11/1/42	974,994	991,309
5.00% 10/1/48	201,018	202,686
5.00% 1/1/49	8,651	8,739
5.00% 7/1/52	2,769,054	2,765,303
5.00% 9/1/52	4,657,869	4,663,077
5.00% 11/1/52	300,046	299,582
5.00% 12/1/52	371,893	369,854
5.00% 1/1/53	1,472,394	1,473,431
5.00% 3/1/53	718,485	719,391
5.00% 4/1/53	1,055,987	1,053,992
5.00% 6/1/53	444,701	444,964
5.50% 10/1/33	9,434	9,573
5.50% 9/1/41	571,097	594,931
5.50% 6/1/43	152,857	156,532
5.50% 7/1/43	1,520,978	1,550,943
5.50% 9/1/52	1,076,626	1,100,194
5.50% 11/1/52	219,132	223,264
5.50% 12/1/52	403,683	411,002
5.50% 1/1/53	211,867	215,616
5.50% 3/1/53	2,481,998	2,534,062
5.50% 4/1/53	992,024	1,004,681
5.50% 5/1/53	921,458	936,912
5.50% 6/1/53	735,243	747,937
5.50% 7/1/53	237,727	241,516
5.50% 9/1/53	2,201,902	2,244,346
5.50% 2/1/54	1,785,798	1,812,562
5.50% 2/1/55	4,275,581	4,312,420
6.00% 2/1/32	1,288	1,329
6.00% 12/1/52	1,125,803	1,158,048
6.00% 1/1/53	611,352	634,230
LVIP JPMorgan Core Bond Fund–10

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
•6.24% (1 yr. CMT + 2.11%) 1/1/27	295	$294
•6.49% (1 yr. USD RFUCCT + 1.82%) 1/1/37	4,873	4,973
6.50% 6/1/29	1,842	1,903
6.50% 11/1/34	2,918	3,039
6.50% 1/1/53	277,669	288,776
6.50% 2/1/53	651,000	678,728
6.50% 3/1/53	55,592	57,967
6.50% 4/1/53	508,335	530,046
6.50% 5/1/53	980,308	1,026,569
•6.51% (1 yr. CMT + 2.28%) 4/1/30	226	226
•6.55% (1 yr. USD RFUCCT + 1.58%) 3/1/35	11,125	11,301
•6.75% (1 yr. USD RFUCCT + 1.75%) 4/1/34	4,573	4,642
7.00% 7/1/29	14,857	15,171
7.00% 4/1/35	17,346	18,127
8.50% 7/1/28	62	62
Federal National Mortgage Association
1.27% 12/1/29	1,195,159	1,062,619
1.45% 10/1/30	1,142,778	1,006,147
•1.46% 11/1/32	8,226,713	6,873,613
1.50% 1/1/31	1,100,000	961,989
1.50% 1/1/51	515,418	396,275
1.50% 3/1/51	1,876,902	1,442,994
•1.51% 11/1/32	13,767,825	11,535,585
1.56% 1/1/31	1,300,000	1,139,480
•1.75% 3/1/32	1,642,342	1,426,803
1.76% 7/1/35	1,495,509	1,203,486
1.98% 1/1/32	1,985,000	1,742,195
2.00% 8/1/36	2,487,814	2,291,064
2.00% 8/1/40	55,217	48,417
2.00% 3/1/41	1,078,300	932,109
2.00% 5/1/41	494,048	430,070
2.00% 6/1/41	206,406	178,525
2.00% 9/1/41	908,721	788,042
2.00% 10/1/41	853,090	739,606
2.00% 11/1/41	571,419	491,120
2.00% 12/1/41	950,496	822,530
2.00% 1/1/42	2,803,433	2,426,415
2.00% 2/1/42	738,076	637,895
2.00% 3/1/42	224,772	194,123
2.00% 5/1/42	318,515	274,809
2.00% 6/1/50	2,095,058	1,707,524
2.00% 8/1/50	967,727	786,794
2.00% 9/1/50	1,576,740	1,284,148
2.00% 10/1/50	2,726,813	2,221,062
2.00% 11/1/50	1,323,671	1,081,513
2.00% 12/1/50	417,231	340,897
2.00% 1/1/51	752,479	615,777
2.00% 2/1/51	8,622,830	7,035,395
2.00% 3/1/51	4,278,746	3,498,852
2.00% 4/1/51	6,239,003	5,069,860
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.00% 5/1/51	1,028,355	$835,247
2.00% 7/1/51	84,116	68,486
2.00% 8/1/51	1,629,191	1,327,669
2.00% 9/1/51	3,871,482	3,132,011
2.00% 10/1/51	1,242,811	1,018,469
2.00% 11/1/51	371,600	303,981
2.00% 12/1/51	401,683	323,881
2.00% 1/1/52	3,175,892	2,593,912
2.00% 2/1/52	609,021	499,183
2.00% 3/1/52	1,836,462	1,499,920
2.01% 4/1/30	1,255,644	1,147,909
2.02% 8/1/30	1,057,686	956,292
•2.15% 2/1/32	1,678,079	1,489,021
2.18% 1/1/34	2,843,321	2,433,887
2.42% 10/1/29	674,501	631,680
2.50% 8/1/36	2,068,069	1,949,963
2.50% 9/1/36	214,775	199,561
2.50% 3/1/38	649,467	603,592
2.50% 5/1/40	237,146	215,872
2.50% 11/1/40	396,808	359,888
2.50% 3/1/41	438,609	394,574
2.50% 4/1/41	1,051,006	946,655
2.50% 5/1/41	751,871	675,894
2.50% 11/1/41	212,614	190,469
2.50% 2/1/42	693,469	620,370
2.50% 3/1/42	365,004	324,155
2.50% 4/1/42	830,872	731,967
2.50% 9/1/42	245,913	220,146
2.50% 5/1/50	1,045,746	896,376
2.50% 6/1/50	252,710	215,974
2.50% 7/1/50	1,262,034	1,065,708
2.50% 8/1/50	2,004,637	1,725,320
2.50% 9/1/50	387,254	327,173
2.50% 10/1/50	1,596,431	1,366,109
2.50% 11/1/50	337,420	289,650
2.50% 12/1/50	119,600	102,544
2.50% 1/1/51	4,343,905	3,743,832
2.50% 2/1/51	569,539	487,099
2.50% 3/1/51	312,236	268,413
2.50% 4/1/51	178,139	153,239
2.50% 5/1/51	895,960	760,851
2.50% 6/1/51	5,051,162	4,326,610
2.50% 7/1/51	1,501,922	1,290,805
2.50% 8/1/51	6,991,754	5,978,994
2.50% 9/1/51	3,084,554	2,628,738
2.50% 10/1/51	4,799,227	4,098,530
2.50% 11/1/51	12,032,791	10,237,276
2.50% 12/1/51	1,457,958	1,236,949
2.50% 1/1/52	2,793,833	2,388,133
2.50% 2/1/52	9,296,951	7,894,521
2.50% 3/1/52	5,615,902	4,797,660
2.50% 4/1/52	5,846,655	4,986,836
2.50% 9/1/52	7,637,240	6,457,332
2.50% 7/1/53	621,187	527,568
LVIP JPMorgan Core Bond Fund–11

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 7/1/61	3,885,768	$3,168,877
2.50% 9/1/61	1,856,749	1,514,185
2.50% 3/1/62	852,237	695,002
2.52% 11/1/29	1,001,478	943,058
2.63% 3/1/26	425,773	422,278
2.93% 7/1/28	1,213,614	1,181,699
2.93% 10/1/29	1,045,491	998,697
2.93% 6/1/30	626,269	597,981
2.95% 7/1/27	981,264	962,887
3.00% 9/1/31	48,803	46,487
3.00% 11/1/33	682,240	663,897
3.00% 7/1/35	170,432	161,899
3.00% 2/1/36	436,139	414,678
3.00% 4/1/36	322,140	306,407
3.00% 7/1/36	701,237	666,016
3.00% 8/1/36	1,150,914	1,092,284
3.00% 10/1/36	775,333	735,053
3.00% 12/1/37	636,367	600,268
3.00% 1/1/38	810,770	764,934
3.00% 4/1/38	242,191	233,762
3.00% 6/1/38	369,848	350,558
3.00% 9/1/40	68,916	64,198
3.00% 1/1/41	111,893	106,317
3.00% 3/1/42	207,463	190,316
3.00% 5/1/42	312,582	288,790
3.00% 6/1/42	780,604	717,695
3.00% 6/1/43	75,438	69,098
3.00% 7/1/43	164,162	150,382
3.00% 10/1/43	162,873	149,167
3.00% 1/1/45	137,416	125,962
3.00% 6/1/45	35,045	31,884
3.00% 4/1/46	158,352	144,889
3.00% 8/1/46	84,064	76,074
3.00% 9/1/46	48,838	44,160
3.00% 10/1/46	570,714	516,640
3.00% 12/1/46	334,309	303,153
3.00% 1/1/47	4,035,871	3,669,554
3.00% 2/1/47	1,490,268	1,360,847
3.00% 4/1/47	1,527	1,376
3.00% 10/1/47	3,801	3,355
3.00% 12/1/47	183,717	165,677
3.00% 2/1/48	1,609,803	1,459,817
3.00% 3/1/48	1,279,080	1,155,931
3.00% 11/1/48	447,814	407,288
3.00% 12/1/49	1,411,686	1,263,852
3.00% 2/1/50	674,355	614,194
3.00% 4/1/50	1,054,937	946,419
3.00% 10/1/50	511,440	455,293
3.00% 11/1/50	1,127,768	1,002,364
3.00% 6/1/51	118,975	106,841
3.00% 7/1/51	627,233	559,540
3.00% 8/1/51	1,181,009	1,059,714
3.00% 10/1/51	263,824	237,035
3.00% 11/1/51	12,066,687	10,660,365
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 12/1/51	1,411,340	$1,255,858
3.00% 1/1/52	7,417,234	6,565,087
3.00% 2/1/52	2,120,587	1,883,187
3.00% 3/1/52	6,158,642	5,483,054
3.00% 4/1/52	839,157	745,486
3.00% 6/1/52	2,659,984	2,363,478
3.00% 7/1/60	559,730	489,069
3.00% 3/1/61	844,481	737,839
3.00% 6/1/62	1,128,739	968,016
3.03% 4/1/30	650,000	623,352
3.08% 1/1/30	2,688,035	2,584,014
3.08% 4/1/30	427,694	411,193
3.11% 3/1/30	1,494,066	1,436,397
3.12% 11/1/26	853,335	845,308
3.16% 5/1/29	273,151	265,038
3.19% 3/1/36	793,131	753,575
3.20% 2/1/29	168,821	164,723
3.25% 5/1/29	371,303	361,412
3.48% 3/1/37	923,882	852,517
3.50% 4/1/32	780,434	770,757
3.50% 12/1/34	203,376	197,887
3.50% 1/1/35	127,349	123,914
3.50% 2/1/37	94,195	91,017
3.50% 3/1/37	68,647	66,638
3.50% 12/1/37	116,821	112,020
3.50% 8/1/39	75,611	72,952
3.50% 2/1/40	389,539	373,840
3.50% 4/1/42	134,159	126,779
3.50% 12/1/42	60,765	57,355
3.50% 3/1/43	516,266	488,937
3.50% 5/1/43	156,030	146,886
3.50% 1/1/44	177,025	167,085
3.50% 11/1/44	4,906,359	4,612,564
3.50% 2/1/46	240,989	225,069
3.50% 10/1/46	115,960	108,296
3.50% 12/1/46	697,387	658,244
3.50% 12/1/47	1,392,023	1,296,282
3.50% 1/1/48	734,067	690,124
3.50% 2/1/48	1,014,327	947,284
3.50% 11/1/48	6,134,080	5,751,045
3.50% 8/1/49	477,987	450,954
3.50% 3/1/50	214,268	199,452
3.50% 6/1/50	96,364	89,629
3.50% 8/1/50	2,270,082	2,104,809
3.50% 9/1/50	473,734	442,185
3.50% 11/1/51	1,677,995	1,539,412
3.50% 12/1/51	140,145	130,208
3.50% 1/1/52	579,034	535,887
3.50% 3/1/52	2,112,875	1,950,857
3.50% 4/1/52	2,292,811	2,110,514
3.50% 5/1/52	4,157,566	3,849,697
3.50% 6/1/52	1,920,562	1,766,110
3.50% 9/1/52	2,409,772	2,233,816
3.50% 3/1/60	597,332	541,533
LVIP JPMorgan Core Bond Fund–12

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 3/1/62	2,472,540	$2,226,848
3.50% 6/1/62	861,976	773,876
3.52% 6/1/28	482,202	476,628
3.52% 6/1/32	298,949	285,433
3.54% 6/1/32	1,386,000	1,322,084
3.54% 11/1/32	1,100,000	1,044,577
3.56% 7/1/32	200,000	191,908
3.64% 8/1/28	894,225	883,497
3.67% 6/1/32	95,077	91,740
3.68% 9/1/32	936,000	901,283
3.70% 8/1/32	486,290	469,210
3.72% 8/1/32	957,669	925,082
3.73% 6/1/32	96,973	93,938
3.77% 12/1/25	135,606	135,169
3.80% 9/1/32	1,105,031	1,070,130
3.81% 12/1/28	300,000	298,398
3.81% 10/1/32	1,245,000	1,207,754
3.81% 11/1/32	1,010,000	978,873
3.83% 7/1/32	196,951	191,629
3.84% 7/1/32	200,000	194,257
3.85% 8/1/32	200,000	192,474
3.86% 7/1/32	95,028	92,733
3.88% 7/1/32	190,639	186,213
3.89% 7/1/32	800,000	771,129
3.90% 6/1/32	100,000	97,420
3.90% 8/1/32	100,000	96,648
3.90% 2/1/33	1,200,000	1,161,729
3.96% 2/1/30	1,200,000	1,186,612
4.00% 2/1/36	346,126	341,267
4.00% 7/1/42	176,654	172,247
4.00% 9/1/42	2,064,308	2,017,707
4.00% 11/1/42	390,672	379,962
4.00% 4/1/44	909,202	882,619
4.00% 10/1/44	4,878,980	4,711,574
4.00% 12/1/44	152,570	148,030
4.00% 2/1/47	77,165	74,239
4.00% 3/1/47	1,151,411	1,107,251
4.00% 5/1/47	619,113	594,344
4.00% 6/1/47	403,734	389,928
4.00% 6/1/48	971,471	937,742
4.00% 10/1/48	1,235,265	1,192,476
4.00% 1/1/49	430,103	413,526
4.00% 7/1/49	128,963	123,754
4.00% 1/1/50	250,175	239,315
4.00% 3/1/50	359,948	342,411
4.00% 2/1/51	815,332	777,123
4.00% 8/1/51	674,376	655,879
4.00% 11/1/51	554,298	524,408
4.00% 12/1/51	404,906	383,501
4.00% 4/1/52	4,076,854	3,878,928
4.00% 5/1/52	69,212	66,028
4.00% 6/1/52	3,871,845	3,657,545
4.00% 7/1/52	934,961	885,663
4.00% 9/1/52	1,029,728	974,005
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 7/1/56	168,680	$159,349
4.00% 8/1/56	3,186,916	3,010,602
4.00% 6/1/57	655,816	619,531
4.00% 8/1/58	1,265,683	1,202,729
4.00% 8/1/59	994,191	937,376
4.00% 12/1/61	746,776	698,944
4.00% 3/1/62	241,740	225,207
4.00% 6/1/62	273,062	258,449
4.06% 7/1/32	395,479	387,023
4.08% 2/1/34	2,235,000	2,182,972
4.11% 7/1/32	100,000	98,163
4.12% 11/1/32	1,405,000	1,386,517
4.13% 7/1/32	100,000	98,935
4.18% 11/1/30	284,461	284,771
4.19% 7/1/32	97,332	96,620
4.22% 10/1/32	1,000,000	992,332
4.23% 10/1/32	6,285,000	6,219,204
4.27% 10/1/32	478,083	475,465
4.32% 3/1/30	1,600,000	1,611,624
4.34% 7/1/32	99,841	99,720
4.36% 2/1/33	500,000	499,394
4.37% 1/1/32	12,390,774	12,425,366
4.42% 6/1/32	4,692,000	4,698,871
4.42% 3/1/33	500,000	498,634
•4.44% (Enterprise 11th District COFI Replacement Index + 1.25%) 3/1/29	61	61
4.45% 8/1/32	5,000,000	5,012,104
4.45% 12/1/32	1,042,537	1,048,895
4.45% 1/1/35	1,861,000	1,848,132
4.47% 3/1/33	2,000,000	2,004,242
4.49% 6/1/28	700,000	708,042
4.50% 11/1/38	272,591	274,218
4.50% 4/1/39	59,546	59,543
4.50% 5/1/39	1,807	1,816
4.50% 6/1/39	341,517	344,130
4.50% 7/1/40	65,936	65,150
4.50% 12/1/40	717,283	720,217
4.50% 8/1/41	149,026	149,156
4.50% 10/1/43	402,914	403,885
4.50% 2/1/44	669,211	669,793
4.50% 2/1/46	2,089,321	2,091,333
4.50% 3/1/46	606,116	604,586
4.50% 5/1/46	246,292	246,961
4.50% 6/1/48	227,041	225,022
4.50% 7/1/48	292,679	289,046
4.50% 8/1/48	477,309	471,285
4.50% 10/1/48	23,375	23,117
4.50% 11/1/48	225,155	222,267
4.50% 12/1/48	206,512	203,648
4.50% 1/1/49	331,368	326,639
4.50% 2/1/49	177,332	175,641
4.50% 4/1/49	182,574	178,946
4.50% 5/1/49	130,415	128,091
4.50% 7/1/49	302,758	297,750
LVIP JPMorgan Core Bond Fund–13

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 9/1/49	1,392,081	$1,374,517
4.50% 1/1/50	2,817,444	2,809,413
4.50% 3/1/50	223,158	222,042
4.50% 4/1/50	1,129,580	1,114,844
4.50% 5/1/50	300,576	294,738
4.50% 9/1/51	290,553	284,962
4.50% 8/1/52	220,261	214,681
4.50% 9/1/52	626,933	614,382
4.50% 11/1/52	1,583,597	1,545,344
4.50% 12/1/52	921,607	899,867
4.50% 1/1/53	606,726	593,537
4.50% 2/1/53	1,623,081	1,581,288
4.50% 3/1/53	615,538	601,311
4.50% 4/1/53	471,799	459,066
4.50% 9/1/57	811,062	786,935
4.50% 8/1/58	800,335	776,533
4.50% 1/1/59	72,658	70,294
4.50% 6/1/62	752,108	729,468
4.53% 5/1/35	1,840,704	1,834,750
4.55% 9/1/33	2,857,248	2,885,657
4.55% 6/1/35	3,210,000	3,197,906
4.57% 6/1/30	1,445,667	1,467,695
4.58% 1/1/33	200,000	203,270
4.67% 11/1/34	2,955,000	2,986,499
4.68% 11/1/31	1,050,000	1,069,553
4.69% 1/1/33	296,461	302,683
4.74% 6/1/30	400,000	406,666
4.74% 2/1/33	1,070,000	1,087,485
4.79% 5/1/35	4,770,000	4,851,037
4.82% 9/1/35	10,209,000	10,397,201
4.83% 9/1/28	1,100,000	1,123,344
4.86% 12/1/32	775,000	801,500
4.86% 4/1/35	2,989,528	3,042,581
4.88% 9/1/28	500,000	511,575
4.88% 6/1/35	2,502,000	2,553,166
4.89% 4/1/34	2,868,600	2,934,339
5.00% 9/1/35	6,483	6,631
5.00% 7/1/47	1,428,226	1,463,430
5.00% 9/1/48	517,442	519,356
5.00% 10/1/48	147,674	147,957
5.00% 1/1/49	234,147	236,909
5.00% 2/1/49	74,556	74,584
5.00% 4/1/49	137,508	139,589
5.00% 6/1/49	91,660	92,515
5.00% 9/1/49	690,354	698,263
5.00% 12/1/49	694,248	709,292
5.00% 1/1/51	1,415,324	1,427,445
5.00% 6/1/52	359,371	360,540
5.00% 7/1/52	336,721	336,396
5.00% 8/1/52	143,831	143,574
5.00% 12/1/52	76,453	75,943
5.00% 1/1/53	408,669	406,146
5.00% 2/1/53	399,911	398,578
5.00% 3/1/53	635,684	637,139
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.00% 4/1/53	713,242	$714,875
5.00% 5/1/53	424,969	425,942
5.00% 6/1/53	1,598,125	1,589,335
5.00% 8/1/53	4,003,324	4,001,471
5.00% 9/1/53	826,486	822,409
5.00% 12/1/61	674,335	672,108
5.21% 12/1/33	3,084,158	3,210,394
5.34% 9/1/28	200,000	206,695
5.50% 9/1/33	8,180	8,397
5.50% 5/1/34	130,235	133,705
5.50% 9/1/36	171,656	175,923
5.50% 1/1/38	522,288	535,113
5.50% 2/1/38	1,853	1,917
5.50% 3/1/38	1,215	1,258
5.50% 4/1/38	1,672	1,692
5.50% 6/1/38	369	382
5.50% 10/1/38	1,211,008	1,238,815
5.50% 1/1/39	200,675	208,047
5.50% 3/1/40	349,909	359,468
5.50% 3/1/41	179,274	183,814
5.50% 6/1/41	122,821	127,398
5.50% 7/1/41	390,833	406,159
5.50% 5/1/44	1,509,007	1,571,019
5.50% 8/1/52	964,020	985,021
5.50% 11/1/52	729,160	743,803
5.50% 2/1/53	221,398	225,412
5.50% 4/1/53	621,889	633,164
5.50% 5/1/53	1,064,083	1,079,363
5.50% 7/1/53	843,723	852,034
5.50% 9/1/53	5,547,836	5,631,980
5.50% 2/1/55	2,097,620	2,115,693
5.50% 1/1/58	979,100	1,018,180
6.00% 1/1/29	245	250
6.00% 3/1/32	3,528	3,603
6.00% 3/1/33	312	319
6.00% 10/1/39	221,501	232,279
6.00% 7/1/41	537,107	565,977
6.00% 1/1/42	1,160,064	1,222,447
6.00% 1/1/53	284,736	291,620
6.00% 3/1/53	164,327	169,448
6.00% 5/1/53	1,717,841	1,765,846
6.00% 6/1/53	76,088	78,053
6.00% 7/1/53	2,711,383	2,799,833
6.00% 9/1/53	1,454,589	1,490,244
6.00% 12/1/54	1,321,736	1,350,665
6.00% 3/1/55	1,474,024	1,506,640
•6.12% (6 mo. USD RFUCCT + 1.52%) 1/1/35	18,596	19,056
•6.15% (1 yr. CMT + 2.15%) 7/1/33	4,492	4,594
•6.34% (1 yr. CMT + 2.12%) 8/1/34	8,232	8,419
•6.45% (1 yr. USD RFUCCT + 1.61%) 1/1/34	4,284	4,358
6.50% 4/1/32	9,801	10,256
LVIP JPMorgan Core Bond Fund–14

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
6.50% 10/1/35	43,691	$44,698
6.50% 11/1/36	16,354	17,237
6.50% 10/1/38	72,847	75,175
6.50% 11/1/52	265,750	279,128
6.50% 1/1/53	1,264,967	1,325,699
6.50% 2/1/53	347,883	362,148
6.50% 9/1/53	649,817	677,434
•6.51% (1 yr. CMT + 2.28%) 4/1/33	5,952	6,107
•6.58% (1 yr. USD RFUCCT + 1.75%) 10/1/34	6,304	6,395
•6.59% (1 yr. USD RFUCCT + 1.60%) 5/1/35	12,185	12,428
7.00% 6/1/35	169,726	180,090
7.50% 3/1/30	386	386
8.00% 3/1/27	907	909
8.00% 11/1/28	4,489	4,607
8.50% 6/1/30	4	4
Government National Mortgage Association
2.00% 12/20/50	1,064,523	874,408
2.00% 2/20/51	1,102,108	912,526
2.00% 3/20/51	1,163,897	954,105
2.50% 10/20/49	580,565	502,964
2.50% 12/20/50	826,590	705,174
2.50% 1/20/51	258,022	222,325
2.50% 2/20/51	4,214,012	3,638,148
2.50% 5/20/51	244,465	209,055
2.50% 6/20/51	353,833	302,800
2.50% 7/20/51	607,570	523,180
2.50% 8/20/51	7,880,542	6,787,755
2.50% 10/20/51	3,933,010	3,378,708
2.50% 11/20/51	497,237	427,433
2.50% 12/20/51	1,899,932	1,623,393
2.50% 8/20/52	72,603	62,826
2.50% 9/20/52	293,246	252,897
2.50% 2/20/53	686,113	596,699
2.50% 9/20/53	14,239,009	12,282,093
2.50% 10/20/53	4,084,792	3,525,995
3.00% 9/15/42	291,114	266,863
3.00% 10/15/42	22,986	21,029
3.00% 8/15/45	234,247	211,717
3.00% 1/20/46	37,686	34,204
3.00% 8/20/46	285,277	258,686
3.00% 11/20/46	148,022	134,122
3.00% 2/20/47	50,968	46,119
3.00% 4/20/47	33,672	30,468
3.00% 9/20/47	194,473	176,098
3.00% 1/20/50	584,131	513,763
3.00% 3/15/50	133,641	118,276
3.00% 3/20/50	508,299	448,607
3.00% 7/20/50	901,516	805,110
3.00% 8/20/50	293,609	258,758
3.00% 2/20/51	5,852,876	5,230,076
3.00% 5/20/51	54,699	48,878
3.00% 7/20/51	480,677	429,518
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.00% 9/20/51	3,961,428	$3,539,803
3.00% 10/20/51	461,945	412,778
3.00% 11/20/51	712,498	630,268
3.00% 12/20/51	1,789,216	1,600,172
3.00% 1/20/52	725,729	647,562
3.00% 2/20/52	2,070,350	1,843,444
3.00% 3/20/52	7,660,268	6,803,482
3.00% 4/20/52	1,515,936	1,338,231
3.00% 11/20/52	543,805	487,626
3.00% 12/20/52	811,692	726,273
3.00% 1/20/53	377,174	337,307
3.00% 4/20/53	149,674	134,782
3.50% 3/20/45	8,008	7,476
3.50% 4/20/45	142,555	133,128
3.50% 11/20/45	160,710	149,701
3.50% 1/20/46	95,669	89,096
3.50% 3/20/46	454,155	421,833
3.50% 4/20/46	305,597	284,539
3.50% 5/20/46	125,028	116,400
3.50% 6/20/46	210,495	195,881
3.50% 7/20/46	129,444	119,644
3.50% 9/20/46	38,721	36,017
3.50% 9/20/47	1,610,127	1,489,338
3.50% 10/20/47	305,343	280,990
3.50% 9/20/48	4,437,188	4,115,004
3.50% 10/20/48	93,455	86,583
3.50% 11/20/48	918,603	850,442
3.50% 10/20/49	59,999	54,731
3.50% 2/20/50	102,754	93,734
3.50% 4/20/50	780,370	709,482
3.50% 5/15/50	198,124	181,466
3.50% 2/20/52	579,151	527,027
3.50% 3/20/52	336,671	302,107
3.50% 4/20/52	1,987,313	1,822,593
3.50% 6/20/52	248,407	223,517
3.50% 12/20/52	1,229,754	1,123,539
3.50% 2/20/53	79,481	73,015
3.75% 12/20/32	44,422	43,808
3.75% 4/20/48	1,334,587	1,245,493
4.00% 10/20/44	20,464	19,680
4.00% 8/20/46	384,141	368,359
4.00% 2/20/47	107,048	102,313
4.00% 6/20/47	973,835	931,705
4.00% 9/20/47	595,268	569,514
4.00% 11/20/47	308,375	295,033
4.00% 12/20/47	125,019	119,610
4.00% 2/20/48	378,788	357,675
4.00% 3/20/48	1,305,920	1,249,404
4.00% 4/20/48	92,332	88,108
4.00% 5/20/48	136,534	130,934
4.00% 8/20/48	365,886	349,564
4.00% 9/20/48	108,588	103,888
4.00% 2/20/49	701,754	670,087
4.00% 3/20/49	216,082	206,242
LVIP JPMorgan Core Bond Fund–15

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.00% 4/20/49	181,202	$174,088
4.00% 10/20/49	72,884	69,189
4.00% 11/20/49	503,499	477,975
4.00% 1/20/50	59,673	55,544
4.00% 2/20/50	367,914	350,701
4.00% 3/15/50	25,372	24,082
4.00% 3/20/50	450,785	425,267
4.00% 4/20/50	662,078	623,417
4.00% 2/20/52	880,749	828,506
4.00% 5/20/52	1,076,233	1,021,083
4.00% 6/20/52	1,088,279	1,029,914
4.00% 8/20/52	1,851,725	1,758,632
4.00% 4/20/53	167,581	158,913
4.50% 8/20/47	161,597	160,058
4.50% 4/20/48	291,686	288,387
4.50% 5/20/48	15,296	15,113
4.50% 6/20/48	345,793	342,070
4.50% 7/20/48	7,442	7,358
4.50% 8/20/48	1,272,726	1,259,054
4.50% 10/20/48	252,275	249,253
4.50% 12/20/48	449,516	443,854
4.50% 1/20/49	505,246	498,884
4.50% 2/20/49	457,072	452,704
4.50% 3/20/49	933,012	924,095
4.50% 9/20/49	626,212	623,711
4.50% 2/20/50	930,799	916,495
4.50% 3/20/50	98,063	96,556
4.50% 5/20/50	1,066,696	1,050,848
4.50% 11/20/50	506,275	500,527
4.50% 12/20/50	130,544	128,565
4.50% 5/20/52	1,883,751	1,843,665
4.50% 8/20/52	876,642	853,121
4.50% 9/20/52	2,073,369	2,022,563
5.00% 5/20/48	104,810	106,237
5.00% 6/20/48	67,919	68,593
5.00% 9/20/48	129,884	131,600
5.00% 10/20/48	508,177	515,751
5.00% 11/20/48	211,384	214,133
5.00% 12/20/48	307,062	311,402
5.00% 1/20/49	361,710	367,196
5.00% 4/20/49	208,530	211,542
5.00% 9/20/49	212,050	214,938
5.00% 11/20/49	133,009	134,820
5.00% 1/20/50	187,344	189,891
5.00% 12/20/51	51,171	51,510
5.00% 9/20/52	941,168	942,294
5.00% 10/20/52	838,180	838,739
5.00% 11/20/52	1,171,540	1,172,321
5.00% 12/20/52	155,929	156,218
5.00% 1/20/53	2,545,337	2,546,791
5.00% 3/20/53	79,617	79,637
5.00% 5/20/53	394,128	395,122
5.00% 10/20/54	1,081,689	1,078,232
5.00% 6/20/63	593,068	587,228
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
5.50% 6/15/38	443,355	$468,051
5.50% 7/15/38	407,047	429,717
5.50% 9/15/38	634,881	671,980
5.50% 10/15/42	706,499	740,687
5.50% 11/20/52	1,288,900	1,301,936
5.50% 2/20/53	464,562	469,453
5.50% 4/20/53	806,235	804,756
5.50% 5/20/53	1,531,642	1,551,854
5.50% 6/20/53	744,398	754,995
5.50% 7/20/53	2,055,513	2,084,775
5.50% 2/20/54	1,132,792	1,148,640
5.50% 11/20/54	1,136,402	1,157,499
•5.64% (1 yr. CMT + 1.66%) 4/20/72	1,255,169	1,311,298
•5.66% (1 yr. CMT + 1.67%) 4/20/72	1,175,438	1,229,335
•5.69% (1 yr. CMT + 1.70%) 2/20/72	1,223,297	1,278,982
•5.69% (1 yr. CMT + 1.71%) 3/20/72	1,036,289	1,084,803
•5.79% (1 yr. CMT + 1.82%) 8/20/71	1,239,498	1,300,355
•5.82% (1 yr. CMT + 1.82%) 7/20/72	961,830	1,013,788
6.00% 5/15/37	22,984	23,743
6.00% 10/15/38	3,124	3,242
6.00% 4/20/53	903,311	928,427
6.00% 5/20/53	1,449,979	1,493,644
6.00% 6/20/53	885,117	909,736
6.00% 6/20/63	546,798	554,495
6.50% 3/15/28	156	158
6.50% 12/15/38	9,115	9,690
7.00% 12/15/25	2	2
7.00% 11/15/27	166	167
7.00% 6/15/28	468	471
7.00% 6/15/33	1,846	1,944
7.50% 12/20/26	54	55
7.50% 9/15/28	371	374
8.00% 11/20/26	497	498
8.00% 1/20/27	86	86
8.00% 10/15/27	479	482
Total Agency Mortgage-Backed Securities (Cost $809,749,354)		828,123,569
AGENCY OBLIGATIONS–0.02%
^Federal National Mortgage Association Principal STRIPS 0.00% 3/23/28	630,000	571,004
Tennessee Valley Authority
4.25% 9/15/65	101,000	83,622
4.63% 9/15/60	93,000	83,421
5.88% 4/1/36	140,000	156,648
Total Agency Obligations (Cost $913,181)		894,695
LVIP JPMorgan Core Bond Fund–16

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–24.19%
Aerospace & Defense–0.55%
BAE Systems PLC
1.90% 2/15/31	200,000	$176,002
5.80% 10/11/41	51,000	53,246
Boeing Co.
2.20% 2/4/26	200,000	198,485
2.70% 2/1/27	810,000	793,491
2.80% 3/1/27	240,000	235,152
3.20% 3/1/29	830,000	800,882
3.25% 3/1/28	224,000	218,679
3.75% 2/1/50	320,000	236,422
5.93% 5/1/60	560,000	559,437
6.30% 5/1/29	1,190,000	1,262,884
6.39% 5/1/31	675,000	735,153
6.53% 5/1/34	1,110,000	1,227,067
6.86% 5/1/54	2,139,000	2,439,964
General Dynamics Corp. 4.25% 4/1/40	50,000	45,712
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	438,597
5.25% 6/1/31	1,080,000	1,124,275
5.40% 7/31/33	297,000	309,575
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,283,912
4.50% 5/15/36	640,000	626,337
Northrop Grumman Corp.
4.75% 6/1/43	179,000	165,695
5.15% 5/1/40	140,000	139,471
5.20% 6/1/54	729,000	694,100
5.25% 5/1/50	3,390,000	3,264,457
RTX Corp.
2.25% 7/1/30	570,000	522,052
3.13% 7/1/50	1,520,000	1,033,640
3.75% 11/1/46	80,000	62,644
4.13% 11/16/28	980,000	979,244
4.15% 5/15/45	138,000	116,397
4.35% 4/15/47	90,000	77,076
5.15% 2/27/33	221,000	228,899
		20,048,947
Agriculture–0.23%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,522,868
3.40% 2/4/41	610,000	472,815
BAT Capital Corp.
3.56% 8/15/27	600,000	593,863
4.39% 8/15/37	250,000	229,254
4.54% 8/15/47	754,000	632,259
BAT International Finance PLC 1.67% 3/25/26	160,000	158,062
Bunge Ltd. Finance Corp.
2.75% 5/14/31	400,000	366,724
3.20% 4/21/31	400,000	374,615
4.20% 9/17/29	1,081,000	1,077,290
4.65% 9/17/34	1,228,000	1,203,806
5.15% 8/4/35	435,000	440,128
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95% 4/20/35	500,000	$525,251
Philip Morris International, Inc. 2.10% 5/1/30	810,000	738,156
Reynolds American, Inc. 5.85% 8/15/45	150,000	148,646
		8,483,737
Airlines–0.34%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	166,816	157,957
3.55% 7/15/31	118,696	111,878
3.60% 9/15/28	52,600	51,802
♦American Airlines Pass-Through Trust
3.00% 4/15/30	75,983	73,046
3.38% 11/1/28	799,232	786,055
3.70% 4/1/28	23,031	22,889
3.95% 1/11/32	3,650,000	3,485,862
4.00% 3/22/29	2,199,669	2,143,830
♦British Airways Pass-Through Trust
3.30% 6/15/34	110,011	104,006
3.80% 3/20/33	42,619	41,662
4.13% 3/20/33	57,593	55,488
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	225,519	222,309
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	96,666	96,548
4.75% 10/20/28	1,580,000	1,588,884
♦United Airlines Pass-Through Trust
2.70% 11/1/33	168,030	154,066
2.88% 4/7/30	62,362	59,399
3.10% 4/7/30	199,559	189,222
3.65% 7/7/27	23,604	23,478
3.70% 9/1/31	263,491	247,513
4.00% 10/11/27	34,148	34,076
4.15% 2/25/33	177,649	173,326
4.60% 9/1/27	48,538	48,282
5.45% 8/15/38	2,688,012	2,764,944
		12,636,522
Apparel–0.05%
NIKE, Inc.
2.75% 3/27/27	320,000	315,021
2.85% 3/27/30	1,220,000	1,158,770
3.25% 3/27/40	330,000	267,393
		1,741,184
LVIP JPMorgan Core Bond Fund–17

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.09%
General Motors Financial Co., Inc. 5.63% 4/4/32	263,000	$271,444
Hyundai Capital America
1.30% 1/8/26	115,000	114,063
1.50% 6/15/26	45,000	44,140
1.80% 10/15/25	140,000	139,853
1.80% 1/10/28	215,000	203,301
2.38% 10/15/27	130,000	125,072
3.00% 2/10/27	200,000	196,533
4.55% 9/26/29	850,000	851,679
5.65% 6/26/26	1,280,000	1,291,851
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	171,517
		3,409,453
Banks–9.04%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	851,390
5.52% 12/3/35	2,200,000	2,281,322
μAIB Group PLC
5.32% 5/15/31	725,000	746,440
5.87% 3/28/35	2,340,000	2,461,645
6.61% 9/13/29	1,490,000	1,581,692
Banco Nacional de Panama 2.50% 8/11/30	300,000	262,872
Banco Santander SA
μ1.72% 9/14/27	200,000	195,164
μ4.18% 3/24/28	200,000	199,701
5.44% 7/15/31	600,000	629,800
5.59% 8/8/28	400,000	415,522
6.61% 11/7/28	600,000	641,514
Bank of America Corp.
μ1.73% 7/22/27	235,000	230,307
μ1.90% 7/23/31	1,450,000	1,295,156
μ2.57% 10/20/32	2,450,000	2,195,842
μ2.59% 4/29/31	1,083,000	1,003,602
μ2.68% 6/19/41	4,243,000	3,126,727
μ2.97% 2/4/33	3,510,000	3,196,334
μ3.59% 7/21/28	2,840,000	2,813,964
μ3.71% 4/24/28	260,000	258,323
μ3.97% 2/7/30	890,000	883,433
μ4.08% 3/20/51	3,690,000	3,002,800
μ4.33% 3/15/50	720,000	614,289
μ4.38% 4/27/28	360,000	361,297
5.00% 1/21/44	1,660,000	1,623,310
μ5.02% 7/22/33	1,800,000	1,839,181
μ5.16% 1/24/31	813,000	839,085
μ5.47% 1/23/35	590,000	616,096
μ5.51% 1/24/36	710,000	742,172
μ5.52% 10/25/35	2,189,000	2,242,190
μ5.82% 9/15/29	825,000	862,699
μ5.87% 9/15/34	420,000	450,033
μ6.20% 11/10/28	1,943,000	2,024,799
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	201,319
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of Ireland Group PLC (continued)
5.60% 3/20/30	3,300,000	$3,422,279
μBank of Montreal 4.35% 9/22/31	2,450,000	2,437,874
μBank of New York Mellon Corp.
4.94% 2/11/31	633,000	650,177
6.47% 10/25/34	980,000	1,092,291
Bank of Nova Scotia 4.85% 2/1/30	111,000	113,644
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	238,890
4.94% 1/26/26	760,000	761,371
5.54% 1/22/30	1,715,000	1,785,599
μBarclays PLC
2.89% 11/24/32	200,000	180,246
4.94% 9/10/30	1,262,000	1,280,758
4.97% 5/16/29	1,450,000	1,471,573
5.37% 2/25/31	935,000	964,128
5.79% 2/25/36	885,000	923,599
6.22% 5/9/34	853,000	917,639
6.50% 9/13/27	750,000	765,194
BNP Paribas SA
μ3.13% 1/20/33	320,000	291,218
4.40% 8/14/28	1,360,000	1,364,088
μ5.13% 1/13/29	2,720,000	2,773,979
μ5.20% 1/10/30	960,000	982,317
μ5.28% 11/19/30	2,945,000	3,024,991
μ5.50% 5/20/30	635,000	656,639
μ5.79% 1/13/33	4,655,000	4,885,537
μBPCE SA
2.28% 1/20/32	250,000	220,465
5.39% 5/28/31	2,820,000	2,893,163
5.72% 1/18/30	592,000	612,216
5.88% 1/14/31	900,000	939,941
5.94% 5/30/35	1,350,000	1,414,067
5.98% 1/18/27	250,000	250,937
6.03% 5/28/36	3,385,000	3,564,726
6.29% 1/14/36	6,165,000	6,597,490
6.71% 10/19/29	1,500,000	1,592,399
7.00% 10/19/34	975,000	1,087,685
μCaixaBank SA
5.58% 7/3/36	6,516,000	6,673,879
6.04% 6/15/35	2,135,000	2,268,547
6.68% 9/13/27	427,000	436,301
6.84% 9/13/34	1,064,000	1,185,588
Citibank NA
5.44% 4/30/26	423,000	425,858
5.49% 12/4/26	1,071,000	1,087,967
Citigroup, Inc.
μ2.56% 5/1/32	625,000	563,312
μ2.57% 6/3/31	3,210,000	2,953,484
μ2.90% 11/3/42	75,000	54,966
LVIP JPMorgan Core Bond Fund–18

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
μ3.06% 1/25/33	221,000	$201,194
μ3.52% 10/27/28	75,000	74,001
μ3.67% 7/24/28	605,000	599,662
μ3.79% 3/17/33	1,250,000	1,187,479
μ3.89% 1/10/28	200,000	199,184
μ4.08% 4/23/29	74,000	73,821
μ4.50% 9/11/31	395,000	395,214
μ4.54% 9/19/30	1,664,000	1,671,743
4.65% 7/23/48	1,540,000	1,373,766
μ4.66% 5/24/28	300,000	302,256
μ4.91% 5/24/33	1,990,000	2,014,048
μ5.17% 9/11/36	1,060,000	1,070,757
μ5.33% 3/27/36	1,600,000	1,635,523
μ5.61% 3/4/56	503,000	507,909
8.13% 7/15/39	50,000	64,101
μCooperatieve Rabobank UA
3.65% 4/6/28	600,000	595,571
3.76% 4/6/33	500,000	474,863
4.99% 5/27/31	1,955,000	1,996,289
μCredit Agricole SA
4.82% 9/25/33	585,000	581,405
5.22% 5/27/31	2,646,000	2,714,347
5.23% 1/9/29	824,000	839,808
5.34% 1/10/30	736,000	757,307
5.86% 1/9/36	5,900,000	6,202,877
μDanske Bank AS
4.61% 10/2/30	1,054,000	1,059,511
5.02% 3/4/31	1,425,000	1,451,928
5.71% 3/1/30	970,000	1,009,211
Deutsche Bank AG
μ2.55% 1/7/28	350,000	342,331
μ4.95% 8/4/31	1,100,000	1,110,402
μ5.00% 9/11/30	520,000	527,447
μ5.30% 5/9/31	3,227,000	3,305,621
μ5.37% 1/10/29	4,145,000	4,234,106
μ5.40% 9/11/35	535,000	545,542
5.41% 5/10/29	985,000	1,025,686
μ6.72% 1/18/29	786,000	825,409
μ6.82% 11/20/29	2,159,000	2,309,393
μ7.15% 7/13/27	478,000	488,230
μDNB Bank ASA 1.61% 3/30/28	325,000	313,117
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	190,411
μ2.38% 7/21/32	95,000	84,787
2.60% 2/7/30	400,000	374,671
μ2.64% 2/24/28	301,000	294,671
μ2.65% 10/21/32	1,120,000	1,007,249
μ2.91% 7/21/42	580,000	427,906
μ3.10% 2/24/33	1,511,000	1,386,160
μ3.21% 4/22/42	250,000	193,291
μ3.62% 3/15/28	270,000	267,975
μ3.69% 6/5/28	1,511,000	1,500,133
μ3.81% 4/23/29	45,000	44,616
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ4.02% 10/31/38	400,000	$358,535
μ4.22% 5/1/29	1,780,000	1,782,077
μ4.41% 4/23/39	215,000	198,842
4.75% 10/21/45	810,000	739,954
μ5.02% 10/23/35	887,000	892,897
μ5.22% 4/23/31	1,398,000	1,445,680
μ5.33% 7/23/35	1,345,000	1,384,602
μ5.56% 11/19/45	738,000	749,386
μ5.73% 1/28/56	850,000	881,254
μ5.85% 4/25/35	2,780,000	2,961,981
6.25% 2/1/41	1,260,000	1,384,163
μ6.48% 10/24/29	2,096,000	2,230,520
μHSBC Holdings PLC
2.21% 8/17/29	200,000	188,788
2.36% 8/18/31	300,000	271,526
2.87% 11/22/32	1,985,000	1,789,150
3.97% 5/22/30	1,740,000	1,713,658
5.13% 3/3/31	845,000	865,400
5.24% 5/13/31	2,010,000	2,068,392
5.29% 11/19/30	2,090,000	2,155,843
6.33% 3/9/44	200,000	219,971
μHuntington Bancshares, Inc.
5.27% 1/15/31	780,000	803,921
6.21% 8/21/29	712,000	749,336
ING Groep NV 3.95% 3/29/27	200,000	199,160
μKBC Group NV
4.45% 9/23/31	3,065,000	3,048,769
4.93% 10/16/30	670,000	681,512
6.32% 9/21/34	520,000	568,748
μKeyCorp
4.79% 6/1/33	55,000	54,814
5.12% 4/4/31	1,465,000	1,504,251
μLloyds Banking Group PLC
1.63% 5/11/27	245,000	241,056
5.46% 1/5/28	1,180,000	1,197,582
5.68% 1/5/35	1,285,000	1,347,068
5.72% 6/5/30	420,000	439,261
μM&T Bank Corp. 5.18% 7/8/31	2,565,000	2,626,833
μMitsubishi UFJ Financial Group, Inc.
1.54% 7/20/27	220,000	215,295
4.08% 4/19/28	590,000	589,366
5.16% 4/24/31	200,000	206,082
5.19% 9/12/36	2,380,000	2,418,346
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	250,122
2.87% 9/13/30	220,000	208,242
4.71% 7/8/31	1,965,000	1,988,131
5.32% 7/8/36	4,255,000	4,373,858
5.74% 5/27/31	400,000	421,727
Morgan Stanley
μ1.79% 2/13/32	280,000	244,210
μ2.48% 1/21/28	39,000	38,172
LVIP JPMorgan Core Bond Fund–19

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ2.70% 1/22/31	1,740,000	$1,625,916
μ3.22% 4/22/42	265,000	207,213
μ3.62% 4/1/31	3,530,000	3,425,171
μ3.77% 1/24/29	1,326,000	1,314,506
4.30% 1/27/45	85,000	74,559
μ4.43% 1/23/30	209,000	210,001
μ5.04% 7/19/30	870,000	891,629
μ5.12% 2/1/29	155,000	158,340
μ5.16% 4/20/29	1,605,000	1,642,929
μ5.17% 1/16/30	100,000	102,777
μ5.19% 4/17/31	132,000	136,302
μ5.32% 7/19/35	1,180,000	1,217,581
μ5.42% 7/21/34	120,000	125,028
μ5.45% 7/20/29	175,000	180,829
μ5.59% 1/18/36	1,955,000	2,046,898
μ5.66% 4/17/36	477,000	503,264
μ5.83% 4/19/35	1,271,000	1,354,941
μ6.14% 10/16/26	2,070,000	2,071,318
μ6.30% 10/18/28	1,061,000	1,105,656
μ6.41% 11/1/29	669,000	711,057
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	285,789
μMorgan Stanley Private Bank NA 4.73% 7/18/31	393,000	398,869
NatWest Group PLC
4.80% 4/5/26	283,000	283,849
μ4.89% 5/18/29	1,660,000	1,686,086
μ4.96% 8/15/30	1,000,000	1,018,432
μ5.08% 1/27/30	215,000	219,588
μ5.12% 5/23/31	690,000	707,516
μ5.78% 3/1/35	7,450,000	7,856,281
μ5.81% 9/13/29	440,000	458,771
μ5.85% 3/2/27	830,000	834,964
NatWest Markets PLC 5.41% 5/17/29	345,000	357,841
Norinchukin Bank 5.36% 9/9/35	3,200,000	3,252,093
μPNC Financial Services Group, Inc.
4.81% 10/21/32	1,030,000	1,044,169
4.90% 5/13/31	1,923,000	1,963,750
5.07% 1/24/34	361,000	368,351
5.37% 7/21/36	560,000	576,278
5.58% 1/29/36	430,000	448,663
5.68% 1/22/35	459,000	484,032
6.88% 10/20/34	671,000	760,211
Royal Bank of Canada 3.88% 5/4/32	1,930,000	1,872,669
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,520,767
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	215,902
4.86% 9/11/30	2,415,000	2,442,446
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μSantander U.K. Group Holdings PLC (continued)
5.69% 4/15/31	3,015,000	$3,145,513
6.53% 1/10/29	470,000	491,912
Skandinaviska Enskilda Banken AB
4.50% 9/3/30	1,660,000	1,663,739
5.38% 3/5/29	1,630,000	1,689,657
Societe Generale SA
μ1.79% 6/9/27	215,000	211,098
μ2.89% 6/9/32	500,000	448,107
μ3.34% 1/21/33	3,970,000	3,611,728
5.25% 2/19/27	1,208,000	1,221,064
μ5.44% 10/3/36	1,000,000	1,000,000
μ5.51% 5/22/31	4,286,000	4,408,828
μ6.10% 4/13/33	4,045,000	4,262,977
μStandard Chartered PLC
5.01% 10/15/30	478,000	486,410
5.69% 5/14/28	693,000	707,392
State Street Corp.
μ4.82% 1/26/34	200,000	202,657
4.83% 4/24/30	370,000	379,847
4.99% 3/18/27	682,000	692,498
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	24,744
3.04% 7/16/29	345,000	329,849
μ4.95% 7/8/33	1,500,000	1,526,664
5.24% 4/15/30	400,000	414,422
5.71% 1/13/30	370,000	390,165
5.72% 9/14/28	310,000	323,736
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	398,147
Toronto-Dominion Bank
4.46% 6/8/32	1,180,000	1,179,104
5.16% 1/10/28	240,000	245,707
5.30% 1/30/32	1,280,000	1,336,808
μTruist Bank 4.63% 9/17/29	1,905,000	1,919,241
μTruist Financial Corp.
5.07% 5/20/31	1,440,000	1,476,422
5.71% 1/24/35	800,000	839,497
6.05% 6/8/27	2,000,000	2,023,210
7.16% 10/30/29	1,420,000	1,538,003
U.S. Bancorp
μ2.22% 1/27/28	130,000	126,650
3.95% 11/17/25	539,000	538,627
μ4.65% 2/1/29	1,407,000	1,422,565
μ5.05% 2/12/31	634,000	650,251
μ5.38% 1/23/30	217,000	224,360
μ5.42% 2/12/36	2,086,000	2,159,935
μ5.68% 1/23/35	482,000	507,494
μ5.73% 10/21/26	120,000	120,081
μ5.78% 6/12/29	840,000	874,209
μ5.84% 6/12/34	330,000	351,644
μ6.79% 10/26/27	325,000	333,707
LVIP JPMorgan Core Bond Fund–20

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μU.S. Bank NA 4.73% 5/15/28	592,000	$597,243
UBS AG 4.50% 6/26/48	200,000	177,337
μUBS Group AG
2.75% 2/11/33	440,000	392,375
3.09% 5/14/32	840,000	777,308
3.87% 1/12/29	250,000	247,906
4.19% 4/1/31	1,280,000	1,265,464
4.40% 9/23/31	475,000	473,388
4.75% 5/12/28	1,320,000	1,331,292
5.01% 3/23/37	2,010,000	2,000,309
5.58% 5/9/36	642,000	668,263
6.30% 9/22/34	539,000	588,521
9.02% 11/15/33	390,000	488,618
μUniCredit SpA 1.98% 6/3/27	200,000	196,847
Wells Fargo & Co.
μ2.39% 6/2/28	750,000	729,079
μ2.88% 10/30/30	1,390,000	1,316,054
3.00% 10/23/26	1,060,000	1,049,226
μ3.35% 3/2/33	1,070,000	996,036
4.15% 1/24/29	1,290,000	1,289,448
μ4.48% 4/4/31	1,230,000	1,236,732
μ4.90% 7/25/33	269,000	273,285
μ5.01% 4/4/51	7,300,000	6,817,141
μ5.15% 4/23/31	671,000	692,003
μ5.21% 12/3/35	1,320,000	1,348,699
μ5.24% 1/24/31	489,000	505,923
μ5.39% 4/24/34	325,000	337,695
μ5.50% 1/23/35	4,860,000	5,069,421
μ5.56% 7/25/34	310,000	325,624
μ5.57% 7/25/29	276,000	286,033
μ5.61% 4/23/36	913,000	958,149
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	569,456
		332,115,228
Beverages–0.08%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	1,627,823
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	179,213
Constellation Brands, Inc.
2.25% 8/1/31	100,000	88,148
2.88% 5/1/30	420,000	392,973
4.35% 5/9/27	490,000	491,410
4.50% 5/9/47	65,000	54,600
4.75% 5/9/32	20,000	20,107
5.25% 11/15/48	25,000	23,269
		2,877,543
Biotechnology–0.17%
Amgen, Inc.
1.65% 8/15/28	120,000	112,196
4.66% 6/15/51	300,000	262,065
5.60% 3/2/43	390,000	395,168
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen, Inc. (continued)
5.65% 3/2/53	1,275,000	$1,271,739
Baxalta, Inc. 5.25% 6/23/45	3,000	2,875
Biogen, Inc. 5.75% 5/15/35	1,100,000	1,152,743
Gilead Sciences, Inc.
2.60% 10/1/40	3,535,000	2,595,400
3.65% 3/1/26	160,000	159,732
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	405,716
		6,357,634
Building Materials–0.01%
Carrier Global Corp. 3.58% 4/5/50	24,000	17,899
Masco Corp.
2.00% 10/1/30	56,000	50,065
6.50% 8/15/32	80,000	87,802
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	156,077
		311,843
Chemicals–0.13%
CF Industries, Inc. 5.15% 3/15/34	740,000	746,776
Dow Chemical Co. 4.55% 11/30/25	14,000	13,996
DuPont de Nemours, Inc.
5.32% 11/15/38	626,000	641,347
5.42% 11/15/48	660,000	652,507
EIDP, Inc. 5.13% 5/15/32	2,120,000	2,180,663
LYB International Finance III LLC 1.25% 10/1/25	79,000	79,000
Ma'aden Sukuk Ltd. 5.25% 2/13/30	297,000	306,471
Nutrien Ltd.
4.00% 12/15/26	70,000	69,852
4.13% 3/15/35	90,000	83,336
4.20% 4/1/29	25,000	24,962
5.00% 4/1/49	40,000	36,495
		4,835,405
Commercial Services–0.28%
DP World Ltd.
4.70% 9/30/49	1,030,000	890,219
5.63% 9/25/48	3,080,000	3,030,644
Element Fleet Management Corp.
5.04% 3/25/30	1,825,000	1,861,609
6.27% 6/26/26	235,000	238,041
6.32% 12/4/28	990,000	1,048,448
ERAC USA Finance LLC
5.63% 3/15/42	12,000	12,253
7.00% 10/15/37	160,000	186,647
Ford Foundation 2.82% 6/1/70	90,000	51,969
LVIP JPMorgan Core Bond Fund–21

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Global Payments, Inc.
2.90% 5/15/30	48,000	$44,424
2.90% 11/15/31	92,000	82,500
3.20% 8/15/29	236,000	224,125
5.30% 8/15/29	91,000	93,061
Pepperdine University 3.30% 12/1/59	110,000	68,639
Quanta Services, Inc.
2.35% 1/15/32	270,000	236,990
2.90% 10/1/30	360,000	336,076
5.10% 8/9/35	1,830,000	1,834,701
University of Miami 4.06% 4/1/52	120,000	96,610
University of Southern California 3.23% 10/1/20	110,000	64,780
		10,401,736
Computers–0.38%
Accenture Capital, Inc.
4.05% 10/4/29	435,000	434,585
4.25% 10/4/31	3,313,000	3,308,054
4.50% 10/4/34	1,637,000	1,614,449
Apple, Inc.
2.70% 8/5/51	965,000	615,884
3.45% 2/9/45	82,000	65,098
3.75% 9/12/47	140,000	112,580
CGI, Inc. 2.30% 9/14/31	370,000	325,300
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	293,624
5.25% 2/1/28	287,000	293,281
5.30% 4/1/32	3,180,000	3,282,920
6.02% 6/15/26	128,000	129,032
Leidos, Inc.
2.30% 2/15/31	1,370,000	1,222,451
5.40% 3/15/32	862,000	895,517
5.50% 3/15/35	1,173,000	1,215,376
5.75% 3/15/33	150,000	158,426
		13,966,577
Cosmetics & Personal Care–0.06%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	583,873
3.63% 3/24/32	640,000	606,490
Kenvue, Inc. 4.90% 3/22/33	930,000	945,399
		2,135,762
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	69,546
		69,546
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–1.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,140,000	$2,102,517
3.00% 10/29/28	1,771,000	1,706,699
3.30% 1/30/32	4,205,000	3,872,357
5.00% 11/15/35	480,000	474,723
5.10% 1/19/29	364,000	372,577
6.10% 1/15/27	440,000	449,430
Air Lease Corp.
2.88% 1/15/26	1,958,000	1,949,347
3.00% 2/1/30	799,000	744,045
4.63% 10/1/28	286,000	287,319
5.10% 3/1/29	207,000	210,166
Aircastle Ltd./Aircastle Ireland DAC 5.25% 3/15/30	1,080,000	1,101,739
μAmerican Express Co.
4.92% 7/20/33	770,000	783,404
5.10% 2/16/28	1,300,000	1,317,446
5.44% 1/30/36	1,275,000	1,326,096
Aviation Capital Group LLC
3.50% 11/1/27	1,376,000	1,351,361
4.80% 10/24/30	1,412,000	1,410,707
5.13% 4/10/30	1,120,000	1,136,991
5.38% 7/15/29	607,000	621,740
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	158,352
2.53% 11/18/27	572,000	549,951
4.25% 4/15/26	245,000	244,563
4.38% 5/1/26	1,525,000	1,523,975
4.95% 1/15/28	1,140,000	1,151,445
5.15% 1/15/30	1,750,000	1,775,070
5.50% 1/15/26	8,395,000	8,406,129
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	18,249
μCapital One Financial Corp.
1.88% 11/2/27	74,000	72,103
2.62% 11/2/32	235,000	208,809
5.20% 9/11/36	1,815,000	1,795,038
5.70% 2/1/30	990,000	1,027,833
Intercontinental Exchange, Inc. 4.25% 9/21/48	230,000	194,515
LSEGA Financing PLC 2.00% 4/6/28	475,000	450,481
Macquarie Airfinance Holdings Ltd.
5.15% 3/17/30	1,995,000	2,022,889
5.20% 3/27/28	1,865,000	1,896,779
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	218,247
Nasdaq, Inc. 5.55% 2/15/34	109,000	114,449
Nomura Holdings, Inc.
2.68% 7/16/30	200,000	183,819
6.07% 7/12/28	800,000	836,986
Nuveen LLC 4.00% 11/1/28	160,000	159,497
LVIP JPMorgan Core Bond Fund–22

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
OneSky Loan Trust 3.88% 1/15/31	517,047	$496,796
		44,724,639
Electric–2.47%
AEP Texas, Inc.
3.45% 1/15/50	156,000	108,133
4.15% 5/1/49	133,000	103,877
5.40% 6/1/33	219,000	225,215
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	24,001
AES Corp. 5.80% 3/15/32	1,600,000	1,656,142
Alabama Power Co. 6.13% 5/15/38	62,000	67,899
Ameren Illinois Co. 3.25% 3/15/50	185,000	129,667
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	237,951
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	215,319
Appalachian Power Co. 3.70% 5/1/50	209,000	152,022
Atlantic City Electric Co. 4.00% 10/15/28	147,000	146,728
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	71,595
5.40% 6/1/53	385,000	377,915
5.65% 6/1/54	850,000	867,776
Berkshire Hathaway Energy Co. 2.85% 5/15/51	923,000	585,808
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	130,988
3.95% 3/1/48	10,000	8,036
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	225,723
Chile Electricity Lux MPC II SARL 5.58% 10/20/35	591,391	610,775
Chile Electricity Lux MPC SARL 6.01% 1/20/33	267,605	280,858
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	319,187
4.55% 11/15/30	65,000	64,352
CMS Energy Corp. 2.95% 2/15/27	47,000	46,123
Comision Federal de Electricidad 3.88% 7/26/33	690,000	609,633
Commonwealth Edison Co. 3.65% 6/15/46	30,000	23,229
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	242,064
3.95% 4/1/50	200,000	159,229
4.50% 5/15/58	54,000	45,162
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc. (continued)
5.70% 6/15/40	38,000	$39,321
Constellation Energy Generation LLC
5.60% 6/15/42	2,500,000	2,533,725
5.75% 10/1/41	1,144,000	1,174,287
5.75% 3/15/54	698,000	707,235
5.80% 3/1/33	66,000	70,507
6.25% 10/1/39	100,000	108,628
6.50% 10/1/53	330,000	367,762
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	42,387
μDominion Energy, Inc.
6.63% 5/15/55	479,000	495,730
6.88% 2/1/55	574,000	600,791
DTE Electric Co.
3.65% 3/1/52	226,000	169,003
5.40% 4/1/53	185,000	183,386
DTE Electric Securitization Funding II LLC 6.09% 9/1/38	950,000	1,027,384
DTE Energy Co.
4.88% 6/1/28	350,000	356,065
5.10% 3/1/29	614,000	629,135
Duke Energy Carolinas LLC 4.95% 1/15/33	2,444,000	2,512,678
Duke Energy Corp.
2.65% 9/1/26	100,000	98,787
3.15% 8/15/27	240,000	236,189
5.70% 9/15/55	1,310,000	1,305,239
5.80% 6/15/54	1,500,000	1,515,415
6.10% 9/15/53	880,000	926,258
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	35,592
Duke Energy Progress LLC 3.70% 10/15/46	54,000	41,776
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	188,743
3.62% 8/1/27	160,000	156,723
Electricite de France SA 5.95% 4/22/34	960,000	1,021,104
Emera U.S. Finance LP 4.75% 6/15/46	130,000	112,172
Enel Finance International NV 5.00% 9/30/35	1,740,000	1,714,626
Entergy Arkansas LLC 4.20% 4/1/49	906,000	742,222
Entergy Corp. 2.95% 9/1/26	21,000	20,776
Entergy Louisiana LLC
2.40% 10/1/26	59,000	58,050
2.90% 3/15/51	130,000	83,416
3.05% 6/1/31	38,000	35,641
4.00% 3/15/33	40,000	38,395
LVIP JPMorgan Core Bond Fund–23

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Louisiana LLC (continued)
5.80% 3/15/55	2,355,000	$2,411,189
Entergy Mississippi LLC 3.85% 6/1/49	135,000	104,293
Entergy Texas, Inc.
3.55% 9/30/49	309,000	224,358
5.80% 9/1/53	100,000	101,416
Evergy Metro, Inc.
4.20% 3/15/48	50,000	41,145
5.40% 4/1/34	80,000	83,200
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,439,788	1,465,773
Evergy, Inc. 2.90% 9/15/29	90,000	85,360
Eversource Energy 3.38% 3/1/32	310,000	286,676
Exelon Corp.
5.30% 3/15/33	300,000	310,819
5.45% 3/15/34	1,140,000	1,183,203
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,559,320
FirstEnergy Corp.
1.60% 1/15/26	250,000	247,814
3.90% 7/15/27	1,610,000	1,600,126
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	18,542
Florida Power & Light Co.
5.30% 4/1/53	210,000	206,148
5.40% 9/1/35	50,000	52,123
5.80% 3/15/65	880,000	921,767
Fortis, Inc. 3.06% 10/4/26	85,000	84,022
ITC Holdings Corp.
2.95% 5/14/30	100,000	93,719
5.30% 7/1/43	1,405,000	1,347,402
Jersey Central Power & Light Co.
4.30% 1/15/26	40,000	39,996
5.10% 1/15/35	430,000	435,795
6.15% 6/1/37	30,000	32,551
Massachusetts Electric Co. 4.00% 8/15/46	56,000	45,246
MidAmerican Energy Co.
3.65% 4/15/29	820,000	808,045
5.85% 9/15/54	220,000	231,636
Monongahela Power Co. 5.85% 2/15/34	140,000	147,967
Nevada Power Co.
3.70% 5/1/29	100,000	98,387
6.00% 3/15/54	160,000	166,443
New England Power Co. 3.80% 12/5/47	45,000	35,313
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	49,384
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	$26,773
5.25% 2/28/53	170,000	160,311
5.55% 3/15/54	2,836,000	2,775,692
μ6.50% 8/15/55	277,000	293,417
Niagara Mohawk Power Corp.
1.96% 6/27/30	250,000	225,031
6.00% 7/3/55	820,000	846,191
NRG Energy, Inc.
2.00% 12/2/25	185,000	184,023
2.45% 12/2/27	210,000	201,305
4.45% 6/15/29	110,000	109,075
4.73% 10/15/30	3,405,000	3,403,922
Ohio Power Co. 5.00% 6/1/33	345,000	349,704
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	145,499
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	134,574
2.50% 2/1/31	360,000	320,725
2.95% 3/1/26	595,000	590,890
3.30% 8/1/40	720,000	545,510
3.50% 8/1/50	180,000	122,797
3.75% 8/15/42	33,000	25,110
4.00% 12/1/46	230,000	173,402
4.30% 3/15/45	55,000	44,126
5.70% 3/1/35	3,045,000	3,119,068
5.80% 5/15/34	2,890,000	2,994,513
6.00% 8/15/35	2,620,000	2,742,035
6.40% 6/15/33	488,000	524,573
6.75% 1/15/53	15,000	16,162
PECO Energy Co. 2.80% 6/15/50	100,000	64,385
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	986,187
5.45% 5/21/28	490,000	503,382
6.15% 5/21/48	2,820,000	2,871,789
PG&E Recovery Funding LLC
5.23% 6/1/42	1,570,000	1,605,751
5.53% 6/1/51	1,865,000	1,848,313
5.54% 7/15/49	245,000	247,360
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	152,710
5.10% 6/1/54	205,000	194,444
5.21% 12/1/49	110,000	106,340
Potomac Electric Power Co. 6.50% 11/15/37	75,000	83,977
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	219,341
Public Service Co. of Oklahoma
5.20% 1/15/35	310,000	313,827
LVIP JPMorgan Core Bond Fund–24

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Co. of Oklahoma (continued)
5.25% 1/15/33	280,000	$287,968
6.63% 11/15/37	175,000	194,892
Public Service Electric & Gas Co.
3.00% 3/1/51	1,785,000	1,181,741
5.38% 11/1/39	28,000	28,625
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	900,505
Puget Energy, Inc. 5.73% 3/15/35	650,000	670,749
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	72,073
SCE Recovery Funding LLC
4.70% 6/15/42	238,820	235,370
5.11% 12/14/49	110,000	106,072
μSempra 6.40% 10/1/54	1,404,000	1,434,593
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	295,286
Sigeco Securitization I LLC 5.03% 11/15/38	229,135	235,252
Southern California Edison Co.
3.65% 3/1/28	80,000	78,615
4.05% 3/15/42	100,000	80,206
5.55% 1/15/36	80,000	80,275
5.70% 3/1/53	115,000	107,988
5.75% 4/15/54	1,500,000	1,416,017
5.88% 12/1/53	290,000	280,076
5.90% 3/1/55	735,000	713,283
Southern Co. 5.20% 6/15/33	1,620,000	1,665,449
Southern Power Co. 5.15% 9/15/41	50,000	47,996
Southwestern Electric Power Co. 4.10% 9/15/28	1,547,000	1,542,028
Tampa Electric Co. 4.45% 6/15/49	100,000	84,686
Toledo Edison Co. 6.15% 5/15/37	50,000	54,291
Union Electric Co.
5.20% 4/1/34	1,580,000	1,627,817
5.45% 3/15/53	250,000	244,890
Virginia Electric & Power Co.
5.65% 3/15/55	2,800,000	2,816,298
6.35% 11/30/37	70,000	77,045
Vistra Operations Co. LLC
5.70% 12/30/34	425,000	439,799
6.00% 4/15/34	1,082,000	1,140,760
6.95% 10/15/33	1,526,000	1,702,009
WEC Energy Group, Inc. 5.60% 9/12/26	155,000	157,047
		90,875,668
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment–0.02%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	$719,451
		719,451
Electronics–0.05%
Amphenol Corp. 2.20% 9/15/31	622,000	551,986
Honeywell International, Inc. 5.25% 3/1/54	1,160,000	1,116,521
		1,668,507
Food–0.46%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	219,329
5.38% 1/9/36	200,000	202,994
6.05% 1/15/29	200,000	209,259
6.40% 1/15/34	605,000	659,003
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75% 3/15/34	381,000	421,197
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% 1/15/36	2,629,000	2,684,761
6.25% 3/1/56	551,000	564,990
6.38% 4/15/66	2,295,000	2,359,352
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38% 2/25/55	1,225,000	1,275,464
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	127,325
4.63% 10/1/39	200,000	182,346
Kroger Co.
2.20% 5/1/30	500,000	457,557
5.00% 9/15/34	460,000	463,905
5.40% 7/15/40	18,000	18,005
5.50% 9/15/54	350,000	341,131
Mars, Inc.
4.80% 3/1/30	840,000	855,773
5.20% 3/1/35	740,000	756,381
5.65% 5/1/45	2,804,000	2,844,451
5.70% 5/1/55	1,122,000	1,136,526
McCormick & Co., Inc. 2.50% 4/15/30	342,000	316,571
Tyson Foods, Inc. 5.70% 3/15/34	880,000	927,288
		17,023,608
Gas–0.21%
APA Infrastructure Ltd. 5.13% 9/16/34	1,752,000	1,775,629
Atmos Energy Corp.
2.85% 2/15/52	417,000	264,156
LVIP JPMorgan Core Bond Fund–25

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Atmos Energy Corp. (continued)
4.13% 10/15/44	50,000	$42,689
4.13% 3/15/49	155,000	127,039
5.00% 12/15/54	943,000	877,730
5.90% 11/15/33	1,000,000	1,084,402
Boston Gas Co. 4.49% 2/15/42	22,000	18,969
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	64,340
NiSource, Inc.
1.70% 2/15/31	190,000	165,006
5.20% 7/1/29	1,100,000	1,134,435
ONE Gas, Inc. 2.00% 5/15/30	200,000	181,685
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	195,089
Southern California Gas Co.
2.55% 2/1/30	195,000	182,006
6.35% 11/15/52	200,000	218,261
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	16,894
3.95% 10/1/46	21,000	16,614
4.40% 6/1/43	42,000	36,094
5.10% 9/15/35	945,000	947,470
5.75% 9/15/33	220,000	233,156
5.88% 3/15/41	96,000	99,538
Southwest Gas Corp. 3.80% 9/29/46	44,000	33,771
		7,714,973
Health Care Products–0.15%
Abbott Laboratories 4.75% 11/30/36	620,000	625,679
Boston Scientific Corp. 4.55% 3/1/39	49,000	46,752
DH Europe Finance II SARL 3.25% 11/15/39	184,000	150,755
GE HealthCare Technologies, Inc.
4.80% 1/15/31	279,000	283,581
5.50% 6/15/35	273,000	282,988
Medtronic, Inc. 4.63% 3/15/45	100,000	91,871
Solventum Corp. 5.60% 3/23/34	1,410,000	1,467,992
Thermo Fisher Scientific, Inc. 2.00% 10/15/31	330,000	291,584
Zimmer Biomet Holdings, Inc. 5.50% 2/19/35	2,065,000	2,150,896
		5,392,098
Health Care Services–0.66%
Ascension Health 2.53% 11/15/29	190,000	178,599
Children's Hospital 2.93% 7/15/50	180,000	116,362
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Cigna Group
4.50% 2/25/26	83,000	$83,001
4.90% 12/15/48	700,000	628,385
5.25% 1/15/36	3,400,000	3,443,330
CommonSpirit Health
1.55% 10/1/25	145,000	145,000
2.78% 10/1/30	145,000	134,006
3.91% 10/1/50	140,000	104,960
Elevance Health, Inc.
3.65% 12/1/27	330,000	327,662
4.10% 3/1/28	55,000	54,970
4.10% 5/15/32	600,000	582,842
4.55% 5/15/52	490,000	410,257
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	277,844
2.88% 9/1/50	230,000	148,585
HCA, Inc.
3.63% 3/15/32	521,000	488,777
5.13% 6/15/39	125,000	120,445
5.25% 3/1/30	1,635,000	1,688,009
5.45% 9/15/34	2,877,000	2,951,199
5.50% 6/15/47	245,000	233,720
5.75% 3/1/35	1,249,000	1,305,797
5.95% 9/15/54	550,000	548,794
6.10% 4/1/64	2,435,000	2,444,814
Humana, Inc.
3.13% 8/15/29	840,000	799,541
3.70% 3/23/29	1,320,000	1,289,948
3.95% 3/15/27	930,000	926,947
Memorial Health Services 3.45% 11/1/49	245,000	176,264
MyMichigan Health 3.41% 6/1/50	80,000	56,795
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	545,319
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,919
Roche Holdings, Inc. 2.61% 12/13/51	970,000	602,893
Sutter Health 5.55% 8/15/53	400,000	400,624
Texas Health Resources 2.33% 11/15/50	140,000	79,957
UnitedHealth Group, Inc.
2.30% 5/15/31	120,000	107,572
2.90% 5/15/50	380,000	244,972
3.13% 5/15/60	80,000	49,491
3.25% 5/15/51	140,000	95,475
3.70% 8/15/49	1,770,000	1,325,138
3.88% 8/15/59	490,000	359,128
5.05% 4/15/53	320,000	293,212
5.88% 2/15/53	140,000	143,932
LVIP JPMorgan Core Bond Fund–26

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	$118,112
		24,049,597
Insurance–0.59%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	1,089,000	687,451
5.00% 9/12/32	1,068,000	1,099,221
Aon North America, Inc.
5.30% 3/1/31	439,000	457,242
5.45% 3/1/34	1,690,000	1,760,480
5.75% 3/1/54	620,000	624,390
Athene Global Funding 2.95% 11/12/26	515,000	507,663
Athene Holding Ltd.
6.63% 5/19/55	550,000	588,579
μ6.88% 6/28/55	501,000	513,162
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	164,742
4.25% 1/15/49	910,000	779,913
4.30% 5/15/43	62,000	55,923
Brown & Brown, Inc.
2.38% 3/15/31	460,000	409,268
6.25% 6/23/55	1,570,000	1,652,073
Chubb INA Holdings LLC 3.35% 5/3/26	450,000	448,115
CNO Global Funding 5.88% 6/4/27	2,350,000	2,410,925
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	183,412
3.85% 4/5/29	130,000	128,002
Corebridge Global Funding 4.90% 8/21/32	745,000	748,317
F&G Annuities & Life, Inc. 6.50% 6/4/29	625,000	651,630
F&G Global Funding 1.75% 6/30/26	185,000	181,374
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	17,683
Hartford Insurance Group, Inc. 4.30% 4/15/43	70,000	60,842
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	1,055,000	1,046,135
MetLife, Inc.
4.13% 8/13/42	28,000	24,083
6.40% 12/15/66	1,220,000	1,283,823
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	253,495
New York Life Global Funding
2.35% 7/14/26	65,000	64,157
5.45% 9/18/26	845,000	856,929
New York Life Insurance Co. 4.45% 5/15/69	105,000	83,422
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	$107,495
Pine Street Trust III 6.22% 5/15/54	1,000,000	1,030,177
Principal Financial Group, Inc.
3.70% 5/15/29	30,000	29,417
4.11% 2/15/28	825,000	822,669
Prudential Financial, Inc.
3.70% 3/13/51	773,000	584,512
3.91% 12/7/47	61,000	48,868
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,150,481
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	41,488
		21,557,558
Internet–0.35%
Alibaba Group Holding Ltd. 5.25% 5/26/35	771,000	807,241
Amazon.com, Inc.
2.10% 5/12/31	750,000	674,745
2.50% 6/3/50	5,570,000	3,440,956
3.15% 8/22/27	1,030,000	1,018,785
3.30% 4/13/27	210,000	208,461
3.95% 4/13/52	390,000	316,343
4.05% 8/22/47	460,000	389,152
4.25% 8/22/57	150,000	126,035
4.95% 12/5/44	480,000	474,919
Meta Platforms, Inc.
3.85% 8/15/32	593,000	577,070
5.40% 8/15/54	1,731,000	1,710,196
Prosus NV
3.68% 1/21/30	600,000	576,424
4.03% 8/3/50	2,720,000	1,903,473
Uber Technologies, Inc. 4.80% 9/15/34	615,000	616,154
		12,839,954
Iron & Steel–0.02%
Nucor Corp. 5.10% 6/1/35	759,000	771,676
Steel Dynamics, Inc. 1.65% 10/15/27	126,000	119,833
		891,509
Machinery Diversified–0.00%
nVent Finance SARL 4.55% 4/15/28	75,000	75,273
Xylem, Inc. 2.25% 1/30/31	110,000	98,818
		174,091
LVIP JPMorgan Core Bond Fund–27

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.53%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	$342,117
3.85% 4/1/61	651,000	405,755
4.80% 3/1/50	980,000	776,190
5.13% 7/1/49	1,160,000	959,221
5.38% 4/1/38	1,308,000	1,233,652
5.50% 4/1/63	480,000	402,238
5.85% 12/1/35	505,000	509,824
Comcast Corp.
2.80% 1/15/51	930,000	567,757
2.89% 11/1/51	1,196,000	736,701
2.94% 11/1/56	481,000	285,430
2.99% 11/1/63	206,000	117,630
3.15% 3/1/26	840,000	836,591
3.40% 4/1/30	570,000	551,452
3.45% 2/1/50	400,000	279,630
4.00% 3/1/48	110,000	85,990
4.00% 11/1/49	152,000	117,217
4.15% 10/15/28	2,320,000	2,326,809
4.25% 1/15/33	167,000	163,603
Cox Communications, Inc.
2.95% 10/1/50	180,000	105,128
3.35% 9/15/26	67,000	66,507
=Identity Digital Cap LLC 6.79% 3/20/65	5,400,000	5,477,760
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	105,587
Time Warner Cable LLC
5.50% 9/1/41	100,000	91,644
6.55% 5/1/37	250,000	260,065
6.75% 6/15/39	521,000	545,081
7.30% 7/1/38	1,695,000	1,852,112
Walt Disney Co. 6.65% 11/15/37	350,000	404,311
		19,606,002
Mining–0.33%
Anglo American Capital PLC
4.75% 4/10/27	430,000	433,136
5.75% 4/5/34	2,465,000	2,587,121
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,100,271
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	700,000	674,868
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	932,786
Glencore Funding LLC
2.50% 9/1/30	750,000	684,185
4.00% 3/27/27	400,000	398,097
5.63% 4/4/34	1,020,000	1,061,568
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Southern Copper Corp. 5.25% 11/8/42	4,420,000	$4,273,394
		12,145,426
Miscellaneous Manufacturing–0.09%
Eaton Corp. 4.15% 11/2/42	780,000	689,301
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	26,631
Siemens Funding BV
4.60% 5/28/30	320,000	325,758
4.90% 5/28/32	404,000	414,388
Textron, Inc. 5.50% 5/15/35	1,800,000	1,861,931
		3,318,009
Oil & Gas–0.89%
Aker BP ASA
5.13% 10/1/34	600,000	589,788
5.80% 10/1/54	325,000	301,311
APA Corp. 6.00% 1/15/37	1,690,000	1,654,575
BP Capital Markets America, Inc.
2.72% 1/12/32	630,000	571,304
2.77% 11/10/50	370,000	232,469
2.94% 6/4/51	345,000	222,936
3.00% 3/17/52	135,000	87,856
3.41% 2/11/26	150,000	149,636
5.23% 11/17/34	1,270,000	1,311,761
μBP Capital Markets PLC 4.88% 3/22/30	507,000	503,416
Chevron Corp.
2.00% 5/11/27	200,000	194,391
3.08% 5/11/50	460,000	319,139
Chevron USA, Inc. 3.85% 1/15/28	500,000	500,111
ConocoPhillips Co.
5.00% 1/15/35	651,000	659,495
5.05% 9/15/33	1,434,000	1,477,689
5.50% 1/15/55	495,000	484,925
Continental Resources, Inc.
4.38% 1/15/28	1,520,000	1,510,378
5.75% 1/15/31	20,000	20,625
Coterra Energy, Inc. 5.40% 2/15/35	1,165,000	1,174,298
Devon Energy Corp.
4.50% 1/15/30	640,000	641,478
4.75% 5/15/42	150,000	130,793
5.60% 7/15/41	940,000	904,910
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,068,493
3.50% 12/1/29	1,400,000	1,350,720
Eni USA, Inc. 7.30% 11/15/27	50,000	53,055
EOG Resources, Inc.
5.00% 7/15/32	1,061,000	1,085,609
5.95% 7/15/55	309,000	323,502
LVIP JPMorgan Core Bond Fund–28

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
EQT Corp.
3.90% 10/1/27	45,000	$44,711
7.00% 2/1/30	680,000	740,346
Exxon Mobil Corp.
3.00% 8/16/39	405,000	324,046
3.45% 4/15/51	570,000	417,626
4.33% 3/19/50	90,000	77,139
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	822,030
5.75% 4/19/47	2,050,000	1,909,026
Occidental Petroleum Corp. 4.30% 8/15/39	342,000	285,987
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,393,600
Pioneer Natural Resources Co.
1.13% 1/15/26	160,000	158,538
1.90% 8/15/30	920,000	826,236
2.15% 1/15/31	5,390,000	4,846,164
Shell Finance U.S., Inc.
2.38% 11/7/29	150,000	140,745
3.25% 4/6/50	1,890,000	1,341,557
Shell International Finance BV 2.88% 5/10/26	610,000	605,872
Suncor Energy, Inc.
5.95% 12/1/34	60,000	63,175
6.80% 5/15/38	79,000	87,105
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	265,378
3.13% 5/29/50	260,000	178,004
3.46% 7/12/49	145,000	106,076
Woodside Finance Ltd. 5.70% 5/19/32	570,000	591,803
		32,749,827
Oil & Gas Services–0.01%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.14% 11/7/29	180,000	173,151
Halliburton Co.
3.80% 11/15/25	20,000	19,978
4.85% 11/15/35	30,000	29,547
5.00% 11/15/45	220,000	200,031
6.70% 9/15/38	60,000	67,187
		489,894
Packaging & Containers–0.09%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	279,371
Packaging Corp. of America
4.05% 12/15/49	155,000	123,090
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Packaging Corp. of America (continued)
5.20% 8/15/35	1,225,000	$1,249,063
Smurfit Westrock Financing DAC 5.42% 1/15/35	1,505,000	1,550,858
WRKCo, Inc. 3.90% 6/1/28	35,000	34,710
		3,237,092
Pharmaceuticals–0.61%
AbbVie, Inc.
2.95% 11/21/26	530,000	523,915
4.05% 11/21/39	510,000	456,417
4.25% 11/21/49	1,190,000	1,002,552
4.40% 11/6/42	370,000	333,688
4.50% 5/14/35	100,000	98,130
4.55% 3/15/35	60,000	59,064
4.85% 6/15/44	200,000	188,639
4.88% 11/14/48	110,000	102,017
5.05% 3/15/34	455,000	468,206
AstraZeneca PLC 6.45% 9/15/37	50,000	56,998
Becton Dickinson & Co.
4.67% 6/6/47	75,000	66,269
4.69% 12/15/44	340,000	304,491
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	122,815
3.20% 6/15/26	410,000	407,968
3.70% 3/15/52	714,000	532,856
4.13% 6/15/39	114,000	103,275
4.55% 2/20/48	707,000	618,216
5.55% 2/22/54	113,000	112,623
5.65% 2/22/64	1,030,000	1,021,477
Cardinal Health, Inc. 5.15% 9/15/35	2,895,000	2,912,234
Cencora, Inc.
5.13% 2/15/34	1,550,000	1,586,942
5.15% 2/15/35	2,185,000	2,231,393
CVS Health Corp.
1.88% 2/28/31	180,000	156,441
2.13% 9/15/31	590,000	512,127
3.63% 4/1/27	230,000	228,033
3.75% 4/1/30	740,000	716,844
4.30% 3/25/28	1,271,000	1,271,838
5.13% 7/20/45	840,000	762,522
5.25% 2/21/33	330,000	337,638
♦CVS Pass-Through Trust
4.70% 1/10/36	119,371	114,252
5.93% 1/10/34	53,417	54,283
7.51% 1/10/32	45,006	47,960
8.35% 7/10/31	44,881	49,008
Eli Lilly & Co. 4.95% 2/27/63	210,000	193,825
Johnson & Johnson 2.10% 9/1/40	1,390,000	979,901
Merck & Co., Inc.
2.75% 12/10/51	170,000	107,339
LVIP JPMorgan Core Bond Fund–29

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
2.90% 12/10/61	245,000	$147,047
4.00% 3/7/49	220,000	178,668
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	210,000	212,153
5.30% 5/19/53	515,000	497,689
Pfizer, Inc. 2.70% 5/28/50	760,000	479,356
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	545,000	415,832
3.18% 7/9/50	1,044,000	706,638
5.65% 7/5/44	386,000	394,573
Utah Acquisition Sub, Inc. 3.95% 6/15/26	127,000	126,426
Viatris, Inc. 2.30% 6/22/27	589,000	566,974
		22,567,552
Pipelines–1.20%
Cameron LNG LLC 3.70% 1/15/39	188,000	160,776
Cheniere Energy Partners LP 5.55% 10/30/35	715,000	730,453
Cheniere Energy, Inc. 5.65% 4/15/34	710,000	731,897
Columbia Pipelines Holding Co. LLC 5.10% 10/1/31	421,000	427,497
Columbia Pipelines Operating Co. LLC
5.44% 2/15/35	550,000	560,784
5.96% 2/15/55	555,000	550,399
6.04% 11/15/33	810,000	864,299
6.54% 11/15/53	1,230,000	1,319,374
Eastern Energy Gas Holdings LLC 6.20% 1/15/55	655,000	686,464
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	100,950
Enbridge, Inc.
4.90% 6/20/30	340,000	347,697
5.25% 4/5/27	590,000	598,923
5.55% 6/20/35	533,000	549,663
5.63% 4/5/34	1,850,000	1,931,040
5.70% 3/8/33	260,000	273,613
Energy Transfer LP
3.75% 5/15/30	3,950,000	3,835,727
5.30% 4/1/44	50,000	45,796
5.40% 10/1/47	670,000	613,285
5.70% 4/1/35	2,000,000	2,065,159
5.95% 5/15/54	472,000	457,099
6.00% 6/15/48	335,000	330,156
6.05% 9/1/54	585,000	574,400
6.10% 12/1/28	565,000	594,489
6.10% 2/15/42	60,000	61,145
6.25% 4/15/49	340,000	343,199
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC
3.20% 2/15/52	981,000	$665,072
3.30% 2/15/53	1,462,000	995,251
4.60% 1/15/31	574,000	579,954
4.80% 2/1/49	190,000	169,561
4.95% 2/15/35	407,000	410,383
5.35% 1/31/33	488,000	510,001
5.55% 2/16/55	384,000	379,541
6.65% 10/15/34	370,000	420,266
7.55% 4/15/38	206,000	247,260
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	216,595	183,925
Gray Oak Pipeline LLC
2.60% 10/15/25	165,000	164,842
3.45% 10/15/27	372,000	366,702
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	338,000	365,541
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	424,744
Kinder Morgan, Inc.
5.20% 6/1/33	315,000	322,574
5.20% 3/1/48	70,000	64,139
5.55% 6/1/45	550,000	534,215
MPLX LP
4.70% 4/15/48	550,000	460,516
5.50% 6/1/34	1,580,000	1,610,164
5.50% 2/15/49	470,000	437,549
NGPL PipeCo LLC 3.25% 7/15/31	1,015,000	919,420
ONEOK Partners LP 6.65% 10/1/36	15,000	16,391
ONEOK, Inc.
4.75% 10/15/31	140,000	140,045
5.05% 11/1/34	256,000	252,462
5.55% 11/1/26	320,000	324,053
5.70% 11/1/54	419,000	395,565
5.80% 11/1/30	500,000	526,815
6.05% 9/1/33	1,030,000	1,092,200
6.63% 9/1/53	1,340,000	1,425,478
Plains All American Pipeline LP 5.95% 6/15/35	1,340,000	1,398,466
South Bow USA Infrastructure Holdings LLC
4.91% 9/1/27	335,000	337,868
5.03% 10/1/29	385,000	389,420
Targa Resources Corp.
4.90% 9/15/30	2,171,000	2,205,144
5.50% 2/15/35	1,425,000	1,450,004
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,023,000	1,024,143
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	1,214,000	1,137,039
LVIP JPMorgan Core Bond Fund–30

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines Ltd. 6.20% 10/15/37	70,000	$75,012
Western Midstream Operating LP
4.05% 2/1/30	110,000	107,370
5.25% 2/1/50	990,000	861,602
Williams Cos., Inc.
4.90% 1/15/45	360,000	323,506
5.60% 3/15/35	910,000	944,354
5.65% 3/15/33	200,000	210,042
6.00% 3/15/55	350,000	361,089
		43,983,972
Private Equity–0.03%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	872,000	881,101
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	54,607
4.70% 9/20/47	9,000	7,887
4.85% 3/29/29	54,000	54,897
		998,492
Real Estate Investment Trusts–0.27%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	240,000	202,869
3.80% 4/15/26	23,000	22,910
4.00% 2/1/50	125,000	95,879
American Tower Corp.
1.88% 10/15/30	275,000	243,208
2.10% 6/15/30	150,000	135,200
2.95% 1/15/51	85,000	55,069
3.10% 6/15/50	130,000	87,069
3.38% 10/15/26	44,000	43,678
3.70% 10/15/49	230,000	172,462
American Tower Trust #1 3.65% 3/15/48	160,000	157,278
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	190,480
2.50% 8/16/31	105,000	93,246
COPT Defense Properties LP
2.25% 3/15/26	470,000	465,208
2.75% 4/15/31	326,000	295,123
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,893
5.80% 3/1/34	665,000	699,721
DOC Dr. LLC 2.63% 11/1/31	130,000	115,847
Essex Portfolio LP
1.65% 1/15/31	200,000	172,803
2.65% 3/15/32	145,000	129,231
5.50% 4/1/34	420,000	436,198
Extra Space Storage LP
2.20% 10/15/30	300,000	268,958
4.00% 6/15/29	150,000	148,462
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage LP (continued)
5.40% 2/1/34	1,004,000	$1,033,157
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	42,427
Healthpeak OP LLC
2.13% 12/1/28	330,000	309,001
3.00% 1/15/30	90,000	85,056
3.50% 7/15/29	132,000	127,952
Mid-America Apartments LP
1.70% 2/15/31	150,000	130,360
3.95% 3/15/29	230,000	228,273
NNN REIT, Inc.
3.60% 12/15/26	58,000	57,634
4.30% 10/15/28	150,000	150,347
5.50% 6/15/34	640,000	663,945
5.60% 10/15/33	150,000	156,905
Prologis LP
2.13% 10/15/50	150,000	82,365
2.88% 11/15/29	95,000	90,433
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	354,932
UDR, Inc.
2.10% 8/1/32	160,000	136,400
2.95% 9/1/26	28,000	27,710
3.00% 8/15/31	25,000	23,081
3.20% 1/15/30	150,000	143,421
Ventas Realty LP
3.25% 10/15/26	25,000	24,739
3.85% 4/1/27	49,000	48,809
4.13% 1/15/26	9,000	8,981
VICI Properties LP 4.95% 2/15/30	748,000	756,676
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	255,000	252,488
Welltower OP LLC 6.50% 3/15/41	125,000	139,293
WP Carey, Inc.
2.25% 4/1/33	180,000	150,262
4.25% 10/1/26	245,000	245,063
		9,724,502
Retail–0.23%
AutoZone, Inc. 1.65% 1/15/31	180,000	156,729
Costco Wholesale Corp.
1.38% 6/20/27	930,000	893,439
1.75% 4/20/32	380,000	328,913
Home Depot, Inc.
2.50% 4/15/27	320,000	313,706
3.25% 4/15/32	1,690,000	1,582,753
3.30% 4/15/40	530,000	434,291
3.35% 4/15/50	680,000	491,103
3.63% 4/15/52	235,000	176,059
3.90% 6/15/47	90,000	72,667
4.88% 6/25/27	226,000	229,740
LVIP JPMorgan Core Bond Fund–31

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
4.95% 6/25/34	592,000	$606,194
McDonald's Corp.
4.20% 4/1/50	500,000	411,077
4.70% 12/9/35	60,000	59,578
4.88% 12/9/45	1,060,000	980,261
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	79,773
3.60% 9/1/27	49,000	48,563
Starbucks Corp.
4.80% 2/15/33	440,000	445,838
4.90% 2/15/31	850,000	874,364
Walmart, Inc. 1.80% 9/22/31	180,000	158,806
		8,343,854
Savings & Loans–0.12%
μNationwide Building Society
3.96% 7/18/30	2,165,000	2,129,568
4.30% 3/8/29	525,000	524,503
5.54% 7/14/36	1,535,000	1,578,556
		4,232,627
Semiconductors–0.60%
Analog Devices, Inc. 2.80% 10/1/41	227,000	168,028
Broadcom, Inc.
1.95% 2/15/28	592,000	564,006
3.14% 11/15/35	2,778,000	2,403,430
3.19% 11/15/36	400,000	341,351
4.15% 11/15/30	230,000	229,095
4.80% 2/15/36	2,710,000	2,701,732
4.90% 7/15/32	286,000	292,574
4.93% 5/15/37	650,000	648,257
5.05% 7/12/29	3,281,000	3,379,712
5.20% 7/15/35	357,000	367,925
Foundry JV Holdco LLC 6.10% 1/25/36	683,000	725,621
Intel Corp.
3.05% 8/12/51	800,000	507,585
3.10% 2/15/60	50,000	29,629
3.25% 11/15/49	800,000	531,591
3.73% 12/8/47	590,000	435,783
5.70% 2/10/53	100,000	96,707
KLA Corp.
3.30% 3/1/50	150,000	107,302
4.65% 7/15/32	520,000	527,687
Marvell Technology, Inc.
2.95% 4/15/31	360,000	332,477
5.45% 7/15/35	4,602,000	4,744,353
5.75% 2/15/29	380,000	396,431
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,204,818
3.70% 4/1/60	660,000	500,495
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25% 5/11/41	370,000	$281,113
5.00% 1/15/33	140,000	141,839
Texas Instruments, Inc. 5.05% 5/18/63	276,000	256,490
		21,916,031
Software–0.67%
Cadence Design Systems, Inc. 4.70% 9/10/34	1,594,000	1,591,425
Fiserv, Inc.
3.20% 7/1/26	70,000	69,555
4.40% 7/1/49	65,000	53,593
5.25% 8/11/35	1,475,000	1,490,693
Intuit, Inc.
5.20% 9/15/33	350,000	365,904
5.50% 9/15/53	110,000	110,802
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,405,420
2.92% 3/17/52	820,000	556,146
3.04% 3/17/62	40,000	26,028
3.45% 8/8/36	20,000	18,256
Oracle Corp.
1.65% 3/25/26	2,010,000	1,986,245
2.88% 3/25/31	2,310,000	2,121,126
2.95% 4/1/30	120,000	113,068
3.60% 4/1/40	450,000	361,414
3.60% 4/1/50	4,830,000	3,400,124
4.00% 7/15/46	110,000	85,687
4.65% 5/6/30	540,000	547,573
4.80% 9/26/32	1,595,000	1,596,918
4.90% 2/6/33	310,000	312,805
5.88% 9/26/45	1,615,000	1,619,385
6.00% 8/3/55	2,754,000	2,764,759
Roper Technologies, Inc. 4.90% 10/15/34	1,694,000	1,695,927
Synopsys, Inc. 5.70% 4/1/55	1,797,000	1,813,588
VMware LLC
1.40% 8/15/26	404,000	395,019
4.65% 5/15/27	135,000	135,055
		24,636,515
Telecommunications–0.88%
AT&T, Inc.
1.65% 2/1/28	55,000	52,069
2.25% 2/1/32	1,460,000	1,278,169
2.30% 6/1/27	520,000	504,635
2.55% 12/1/33	1,090,000	928,145
3.50% 9/15/53	1,495,000	1,034,096
3.55% 9/15/55	226,000	155,741
3.65% 6/1/51	381,000	275,511
3.65% 9/15/59	160,000	109,393
3.80% 2/15/27	1,020,000	1,015,209
3.80% 12/1/57	200,000	142,609
LVIP JPMorgan Core Bond Fund–32

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
5.38% 8/15/35	266,000	$273,961
6.05% 8/15/56	264,000	273,642
6.30% 1/15/38	390,000	424,448
Corning, Inc. 3.90% 11/15/49	284,000	222,351
Deutsche Telekom International Finance BV 4.88% 3/6/42	150,000	140,045
NTT Finance Corp. 5.17% 7/16/32	6,040,000	6,185,972
Rogers Communications, Inc. 5.30% 2/15/34	955,000	968,834
Telefonica Emisiones SA 5.21% 3/8/47	340,000	305,621
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	598,213
2.55% 2/15/31	420,000	381,621
3.00% 2/15/41	1,358,000	1,020,432
3.30% 2/15/51	190,000	129,501
3.75% 4/15/27	1,278,000	1,270,402
3.88% 4/15/30	5,690,000	5,579,549
5.13% 5/15/32	234,000	240,823
5.75% 1/15/34	289,000	306,230
5.88% 11/15/55	721,000	736,475
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,769
2.55% 3/21/31	1,280,000	1,163,789
2.65% 11/20/40	590,000	426,721
2.88% 11/20/50	647,000	412,945
3.40% 3/22/41	200,000	158,022
3.85% 11/1/42	680,000	551,729
4.00% 3/22/50	680,000	534,943
4.13% 8/15/46	480,000	391,757
4.40% 11/1/34	690,000	665,609
4.50% 8/10/33	2,680,000	2,641,229
5.25% 4/2/35	475,000	483,034
5.25% 3/16/37	430,000	434,528
Vodafone Group PLC 5.63% 2/10/53	35,000	34,067
		32,460,839
Transportation–0.02%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	22,402
4.70% 9/1/45	35,000	32,123
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	175,811
CSX Corp.
3.35% 9/15/49	10,000	7,159
4.75% 11/15/48	108,000	97,695
5.50% 4/15/41	50,000	51,354
Norfolk Southern Corp.
3.95% 10/1/42	70,000	58,965
4.05% 8/15/52	40,000	31,901
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp.
3.84% 3/20/60	270,000	$199,980
4.10% 9/15/67	150,000	114,147
		791,537
Trucking & Leasing–0.00%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40% 11/15/26	25,000	24,740
5.25% 7/1/29	100,000	102,828
		127,568
Water–0.01%
American Water Capital Corp.
3.45% 5/1/50	225,000	163,353
4.00% 12/1/46	52,000	42,682
		206,035
Total Corporate Bonds (Cost $868,569,951)		888,558,544
MUNICIPAL BONDS–0.01%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	30,910
Ohio State University Series A 4.80% 6/1/11	98,000	83,477
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	138,549
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	280,139
Total Municipal Bonds (Cost $531,253)		533,075
NON-AGENCY ASSET-BACKED SECURITIES–8.70%
American Credit Acceptance Receivables Trust Series 2023-4 Class C 6.99% 9/12/30	3,558,621	3,593,843
American Homes 4 Rent Trust Series 2015-SFR2 Class C 4.69% 10/17/52	200,000	199,588
AMSR Trust
Series 2021-SFR1 Class D 2.60% 6/17/38	5,059,000	4,793,263
Series 2021-SFR4 Class E1 2.97% 12/17/38	2,335,274	2,277,552
Series 2021-SFR4 Class E2 3.01% 12/17/38	3,800,000	3,699,265
Series 2022-SFR3 Class E2 4.00% 10/17/39	1,000,000	970,318
Series 2023-SFR2 Class E2 3.95% 6/17/40	2,000,000	1,890,287
LVIP JPMorgan Core Bond Fund–33

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Aqua Finance Issuer Trust Series 2025-B Class B 5.04% 5/17/51	3,395,000	$3,435,459
Aqua Finance Trust Series 2021-A Class B 2.40% 7/17/46	4,335,000	4,047,633
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.82% (30 day USD SOFR Average + 1.45%) 1/15/37	826,091	826,091
Avis Budget Rental Car Funding AESOP LLC
Series 2022-3A Class A 4.62% 2/20/27	625,000	625,453
Series 2024-1A Class A 5.36% 6/20/30	2,642,000	2,732,458
Series 2025-2A Class A 5.12% 8/20/31	2,000,000	2,055,158
Bastion Funding I LLC Series 2023-1A Class A2 7.12% 4/25/38	1,779,621	1,793,917
BG Beta I Ltd. 6.28% 7/16/54	2,646,000	2,706,353
•Black Diamond CLO DAC Series 2017-2A Class A2 5.89% (3 mo. USD Term SOFR + 1.56%) 1/20/32	2,041	2,041
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	602,077	568,764
Bridge Trust
Series 2024-SFR1 Class C 4.30% 8/17/40	875,000	854,794
Series 2024-SFR1 Class D 4.30% 8/17/40	1,526,000	1,475,080
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 Class C 5.65% 4/16/29	2,341,000	2,365,619
Series 2024-3 Class C 5.70% 7/16/29	2,255,000	2,280,850
Series 2025-3 Class D 5.27% 5/15/31	4,500,000	4,511,470
BXG Receivables Note Trust Series 2022-A Class C 5.35% 9/28/37	348,924	343,836
CarMax Auto Owner Trust Series 2023-4 Class A3 6.00% 7/17/28	433,980	439,794
CarMax Select Receivables Trust Series 2025-A Class C 5.46% 7/15/31	8,100,000	8,278,944
Cars Net Lease Mortgage Notes Series 2020-1A Class A3 3.10% 12/15/50	156,200	147,024
Carvana Auto Receivables Trust
Series 2023-N1 Class B 5.85% 11/10/27	1,529,520	1,531,643
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust (continued)
Series 2023-P3 Class A3 5.82% 8/10/28	178,301	$179,577
Series 2023-P4 Class A4 6.16% 9/10/29	631,000	654,830
Cascade MH Asset Trust Series 2021-MH1 Class A1 1.75% 2/25/46	590,494	535,867
φCFIN Issuer LLC Series 2022-RTL1 Class AA 4.75% 2/16/26	162,995	161,896
Cherry Securitization Trust Series 2025-1A Class A 6.13% 11/15/32	1,300,000	1,321,111
Consumer Portfolio Services Auto Trust Series 2025-B Class C 5.12% 7/15/31	4,290,000	4,326,934
Continental Finance Credit Card ABS Master Trust Series 2022-A Class A 6.19% 10/15/30	910,000	912,905
CoreVest American Finance Ltd.
Series 2019-2 Class D 4.22% 6/15/52	500,000	480,076
Series 2019-3 Class B 3.16% 10/15/52	700,000	671,264
Series 2020-3 Class B 2.20% 8/15/53	810,000	744,851
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 Class 3A 4.83% (1 mo. USD Term SOFR + 0.67%) 4/25/34	1,056	1,007
Series 2004-1 Class M1 5.02% (1 mo. USD Term SOFR + 0.86%) 3/25/34	4,162	4,260
Series 2004-1 Class M2 5.10% (1 mo. USD Term SOFR + 0.94%) 3/25/34	104	168
CPS Auto Receivables Trust
Series 2022-D Class C 7.69% 1/16/29	733,229	740,462
Series 2023-D Class C 7.17% 1/15/30	3,686,000	3,741,003
Credit Acceptance Auto Loan Trust
Series 2022-3A Class C 8.45% 2/15/33	900,000	907,345
Series 2023-2A Class A 5.92% 5/16/33	554,497	556,152
Series 2023-3A Class A 6.39% 8/15/33	623,150	626,899
Series 2024-1A Class C 6.71% 7/17/34	3,910,000	4,023,869
Series 2025-1A Class C 5.71% 7/16/35	4,535,000	4,628,498
LVIP JPMorgan Core Bond Fund–34

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I Class 2A 4.40% (1 mo. USD Term SOFR + 0.25%) 1/15/37	341,449	$327,372
DataBank Issuer LLC Series 2021-1A Class A2 2.06% 2/27/51	1,387,000	1,370,203
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	2,280,000	2,186,648
Diversified ABS Phase VIII LLC Series 2024-1A Class A1 7.08% 5/30/44	1,220,347	1,234,607
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I 2.66% 4/25/51	3,709,115	3,506,439
DP Lion Holdco LLC Series 2023-1A Class A 8.24% 11/30/43	1,570,592	1,614,528
Drive Auto Receivables Trust Series 2025-1 Class D 5.41% 9/15/32	5,400,000	5,467,495
DT Auto Owner Trust
Series 2022-3A Class C 7.69% 7/17/28	298,730	299,852
Series 2022-3A Class D 8.14% 7/17/28	750,000	768,745
Series 2023-2A Class C 5.79% 2/15/29	956,000	960,067
Exeter Automobile Receivables Trust
Series 2022-6A Class D 8.03% 4/6/29	1,032,000	1,063,612
Series 2023-5A Class C 6.85% 1/16/29	1,824,000	1,860,378
Series 2024-2A Class D 5.92% 2/15/30	4,241,000	4,334,034
Series 2025-2A Class D 5.89% 7/15/31	8,100,000	8,311,927
Series 2025-4A Class D 5.23% 1/15/32	6,400,000	6,420,440
FHF Issuer Trust Series 2023-2A Class A2 6.79% 10/15/29	1,015,005	1,027,578
First Investors Auto Owner Trust Series 2023-1A Class C 6.81% 12/17/29	4,000,000	4,125,014
FirstKey Homes Trust
Series 2020-SFR2 Class E 2.67% 10/19/37	850,000	846,349
Series 2021-SFR1 Class E1 2.39% 8/17/38	5,142,000	5,031,419
Series 2021-SFR1 Class E2 2.49% 8/17/38	5,500,000	5,378,426
Series 2022-SFR2 Class E1 4.50% 7/17/39	900,000	888,452
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust (continued)
Series 2022-SFR3 Class C 4.50% 7/17/38	784,000	$780,277
•FMC GMSR Issuer Trust
Series 2020-GT1 Class A 4.45% 1/25/26	1,500,000	1,486,002
Series 2021-GT1 Class A 3.62% 7/25/26	4,200,000	4,032,362
Series 2021-GT2 Class A 3.85% 10/25/26	3,050,000	2,935,844
Series 2024-SAT1 Class A 6.50% 3/26/27	5,675,000	5,740,974
Ford Credit Auto Owner Trust Series 2024-B Class A3 5.10% 4/15/29	1,213,000	1,230,895
Foundation Finance Trust Series 2023-2A Class D 9.10% 6/15/49	2,622,147	2,806,745
Frontier Issuer LLC Series 2024-1 Class A2 6.19% 6/20/54	607,000	625,649
FW Energy Asset Issuer LLC
7.15% 8/25/44	3,110,592	3,169,637
8.11% 8/25/44	990,480	1,012,207
GLS Auto Receivables Issuer Trust
Series 2023-3A Class C 6.01% 5/15/29	523,000	527,602
Series 2024-2A Class C 6.03% 2/15/30	4,545,000	4,643,302
Series 2025-1A Class D 5.61% 11/15/30	5,000,000	5,104,266
Series 2025-2A Class C 5.11% 1/15/31	5,600,000	5,663,719
Series 2025-3A Class D 5.16% 6/16/31	2,970,000	2,978,707
GLS Auto Select Receivables Trust Series 2023-2A Class A3 6.38% 2/15/29	4,250,000	4,339,297
GM Financial Automobile Leasing Trust Series 2024-1 Class A3 5.09% 3/22/27	796,370	798,923
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1 5.13% 3/15/29	2,514,000	2,553,095
Goodgreen Trust
Series 2017 Class R1 5.00% 10/20/51	8,154	8,143
Series 2017-1A Class A 3.74% 10/15/52	24,459	22,561
Series 2017-2A Class A 3.26% 10/15/53	100,127	90,422
Series 2019-2A Class A 2.76% 4/15/55	186,173	160,353
LVIP JPMorgan Core Bond Fund–35

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	1,079,037	$971,328
Granite Park Equipment Leasing LLC Series 2023-1A Class A3 6.46% 9/20/32	1,231,807	1,251,501
Hardee's Funding LLC Series 2021-1A Class A2 2.87% 6/20/51	2,211,825	2,051,069
HERO Funding Trust
Series 2016-3A Class A1 3.08% 9/20/42	13,587	12,643
Series 2017-1A Class A2 4.46% 9/20/47	46,621	44,805
Series 2017-3A Class A2 3.95% 9/20/48	61,738	58,018
Hertz Vehicle Financing III LP Series 2021-2A Class C 2.52% 12/27/27	1,840,000	1,790,058
Hilton Grand Vacations Trust Series 2025-2A Class B 4.73% 5/25/44	3,005,941	3,014,998
Home Partners of America Trust Series 2020-2 Class E 3.08% 1/17/41	796,455	721,861
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B1 4.84% 9/20/33	8,112,239	8,132,084
John Deere Owner Trust Series 2023-B Class A4 5.11% 5/15/30	1,100,000	1,114,806
Jonah Energy Abs I LLC Series 2022-1 Class A1 7.20% 12/10/37	281,966	284,098
Lending Funding Trust
Series 2020-2A Class A 2.32% 4/21/31	1,305,000	1,282,386
Series 2020-2A Class C 4.30% 4/21/31	1,000,000	982,305
Lendmark Funding Trust Series 2021-1A Class B 2.47% 11/20/31	4,600,000	4,383,153
•Long Beach Mortgage Loan Trust Series 2004-1 Class M1 5.02% (1 mo. USD Term SOFR + 0.86%) 2/25/34	13,925	13,883
Merchants Fleet Funding LLC Series 2023-1A Class A 7.21% 5/20/36	1,621,479	1,631,278
Mercury Financial Credit Card Master Trust Series 2024-2A Class A 6.56% 7/20/29	4,075,000	4,106,923
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•MF1 LLC Series 2022-FL10 Class A 6.77% (1 mo. USD Term SOFR + 2.64%) 9/17/37	1,309,052	$1,310,940
MNR ABS Issuer I LLC 8.95% 12/15/38	2,078,317	2,129,799
MVW LLC
Series 2019-2A Class B 2.44% 10/20/38	96,076	95,324
Series 2023-1A Class C 6.54% 10/20/40	619,427	635,636
Series 2023-2A Class C 7.06% 11/20/40	854,666	878,421
•Navient Student Loan Trust Series 2016-3A Class A3 5.82% (30 day USD SOFR Average + 1.46%) 6/25/65	870,164	880,637
New Residential Mortgage Loan Trust Series 2022-SFR1 Class D 3.30% 2/17/39	1,375,000	1,339,105
NP SPE X LP Series 2021-1A Class A1 2.23% 3/19/51	1,691,025	1,395,159
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1 Class A 3.84% 12/25/25	236,521	235,675
Series 2021-FHT1 Class A 3.10% 7/25/26	475,096	467,495
Series 2021-GNT1 Class A 3.47% 11/25/26	452,840	443,047
Octane Receivables Trust Series 2022-2A Class D 7.70% 2/20/30	1,400,000	1,442,654
OneMain Direct Auto Receivables Trust
Series 2019-1A Class B 3.95% 11/14/28	1,000,000	997,003
Series 2021-1A Class A 0.87% 7/14/28	43,662	43,550
Series 2023-1A Class D 7.07% 2/14/33	682,000	710,120
Oportun Issuance Trust Series 2021-C Class A 2.18% 10/8/31	665,164	652,617
PEAC Solutions Receivables LLC Series 2024-1A Class A3 5.64% 11/20/30	2,500,000	2,566,136
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	1,733,000	1,741,849
•PRET LLC Series 2021-RN4 Class A1 5.49% 10/25/51	934,187	934,239
Progress Residential Trust
Series 2022-SFR2 Class A 2.95% 4/17/27	540,598	530,405
Series 2022-SFR2 Class E1 4.55% 4/17/27	2,700,000	2,672,709
LVIP JPMorgan Core Bond Fund–36

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2025-SFR3 Class B 3.39% 7/17/42	3,690,000	$3,458,111
Renew Financial Series 2017-1A Class A 3.67% 9/20/52	24,762	23,130
RT Financial LLC 7.85% 10/15/43	2,001,275	2,036,083
Santander Drive Auto Receivables Trust
Series 2022-4 Class C 5.00% 11/15/29	2,950,000	2,965,747
Series 2022-5 Class D 5.67% 12/16/30	5,500,000	5,553,716
Series 2022-6 Class D 5.69% 2/18/31	5,500,000	5,553,708
Series 2023-6 Class C 6.40% 3/17/31	2,200,000	2,274,163
Series 2024-2 Class D 6.28% 8/15/31	2,249,000	2,322,059
Series 2024-3 Class D 5.97% 10/15/31	5,055,000	5,183,152
Series 2025-1 Class D 5.43% 3/17/31	672,000	682,015
SCF Equipment Leasing LLC
Series 2023-1A Class A3 6.17% 5/20/32	1,813,002	1,840,181
Series 2023-1A Class C 6.77% 8/22/33	3,815,000	3,970,293
Series 2024-1A Class C 5.82% 9/20/32	2,558,000	2,648,810
SCF Equipment Trust LLC Series 2025-1A Class D 5.88% 11/20/35	1,032,000	1,066,625
Sierra Timeshare Receivables Funding LLC Series 2025-1A Class B 5.10% 1/21/42	2,902,234	2,932,248
•SLC Student Loan Trust Series 2008-1 Class A4A 6.23% (90 day USD SOFR Average + 1.86%) 12/15/32	689,360	689,328
•SLM Private Credit Student Loan Trust
Series 2005-B Class A4 4.63% (3 mo. USD Term SOFR + 0.59%) 6/15/39	407,456	397,678
Series 2006-A Class A5 4.59% (3 mo. USD Term SOFR + 0.55%) 6/15/39	403,298	387,111
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	305,375	296,224
Series 2021-C Class APT1 1.39% 1/15/53	1,296,044	1,194,194
Series 2021-C Class B 2.30% 1/15/53	566,004	552,597
Series 2022-C Class A1A 4.48% 5/16/50	2,429,323	2,423,732
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Starwood Ltd. Series 2022-FL3 Class A 5.72% (30 day USD SOFR Average + 1.35%) 11/15/38	1,158,886	$1,158,340
•Steele Creek CLO Ltd. Series 2017-1A Class A 5.83% (3 mo. USD Term SOFR + 1.51%) 10/15/30	42,946	42,958
Toyota Auto Receivables Owner Trust Series 2024-B Class A3 5.33% 1/16/29	2,477,000	2,514,708
Tricon American Homes Trust Series 2020-SFR2 Class E1 2.73% 11/17/39	2,426,000	2,322,125
Tricon Residential Trust Series 2022-SFR1 Class D 4.75% 4/17/39	459,000	455,747
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	1,301,535	1,244,227
U.S. Small Business Administration
Series 2019-20D Class 1 2.98% 4/1/39	155,592	146,732
Series 2019-25G Class 1 2.69% 7/1/44	286,446	256,574
UPX HIL Issuer Trust Series 2025-1 Class A 5.16% 1/25/47	7,587,386	7,619,718
Verizon Master Trust Series 2024-3 Class A1A 5.34% 4/22/30	1,473,000	1,505,270
VFI ABS LLC Series 2025-1A Class B 4.97% 12/24/30	1,715,000	1,721,591
VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	951,341
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	2,947,000	2,973,107
φVOLT CI LLC Series 2021-NP10 Class A1 5.99% 5/25/51	34,163	34,148
φVOLT XCV LLC Series 2021-NPL4 Class A1 6.24% 3/27/51	67,956	67,944
φVOLT XCVII LLC Series 2021-NPL6 Class A1 6.24% 4/25/51	33,418	33,412
Wendy's Funding LLC Series 2021-1A Class A2I 2.37% 6/15/51	1,731,754	1,608,265
Westlake Automobile Receivables Trust Series 2023-3A Class C 6.02% 9/15/28	1,000,000	1,013,468
Total Non-Agency Asset-Backed Securities (Cost $312,372,716)		319,470,335
LVIP JPMorgan Core Bond Fund–37

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.28%
•Agate Bay Mortgage Trust Series 2015-1 Class B1 3.63% 1/25/45	38,301	$37,447
Anchor Mortgage Trust
• 8.23% 3/25/31	4,000,000	4,065,579
φSeries 2025-RTL1 Class A1 5.72% 5/25/40	3,055,000	3,067,789
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	534,903	469,087
Series 2022-3 Class A1 4.00% 1/25/67	1,194,412	1,161,066
~^Banc of America Alternative Loan Trust Series 2004-6 Class 15 0.00% 7/25/34	1,357	753
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	5,168	3,997
Series 2005-6 Class 2A7 5.50% 10/25/35	38,743	35,486
~^Series 2005-7 Class 30 0.00% 11/25/35	4,408	3,979
•Bear Stearns ARM Trust
Series 2003-7 Class 3A 7.04% 10/25/33	2,813	2,826
Series 2006-1 Class A1 6.53% (1 yr. CMT + 2.25%) 2/25/36	20,075	19,516
•BRAVO Residential Funding Trust Series 2022-NQM3 Class A1 5.11% 7/25/62	1,959,541	1,988,857
Brean Asset-Backed Securities Trust Series 2025-RM12 Class A1 4.50% 7/25/65	4,615,000	4,464,622
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 Class 2A1 5.40% 6/25/34	9,398	8,511
♦•Series 2004-HYB1 Class 2A 5.19% 5/20/34	4,751	4,360
♦•Series 2004-HYB3 Class 2A 4.65% 6/20/34	5,904	5,560
♦Series 2005-16 Class A23 5.50% 9/25/35	21,852	13,267
♦•Series 2005-22 Class 2A1 5.15% 11/25/35	47,975	40,293
•CIM Trust Series 2021-R6 Class A1 1.43% 7/25/61	613,127	565,449
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 Class A 6.74% 9/25/33	1,834	1,811
~^Series 2003-UP2 Class 1 0.00% 12/25/18	43	42
•Citigroup Mortgage Loan Trust, Inc. Series 2005-1 Class 2A1A 3.48% 2/25/35	27,315	23,385
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A9 5.75% 3/25/34	276,168	$280,400
*•Series 2005-20CB Class 3A8 0.48% (4.64% minus 1 mo. USD Term SOFR) 7/25/35	107,261	5,101
*•Series 2005-22T1 Class A2 0.80% (4.96% minus 1 mo. USD Term SOFR) 6/25/35	242,525	14,423
Series 2005-28CB Class 1A4 5.50% 8/25/35	137,146	121,187
Series 2005-54CB Class 1A11 5.50% 11/25/35	49,363	37,584
CSMC Trust
•Series 2018-J1 Class A2 3.50% 2/25/48	2,406,688	2,169,465
φSeries 2019-NQM1 Class A3 4.06% 10/25/59	444,440	440,889
•Series 2020-RPL4 Class A1 2.00% 1/25/60	687,779	619,136
•Series 2021-AFC1 Class A1 0.83% 3/25/56	581,922	490,645
•Series 2021-AFC1 Class A3 1.17% 3/25/56	791,246	672,772
•Series 2021-NQM3 Class A3 1.63% 4/25/66	1,407,361	1,249,657
•Series 2021-NQM7 Class A1 1.76% 10/25/66	441,476	390,795
•Series 2021-NQM8 Class A1 1.84% 10/25/66	2,384,901	2,194,434
Series 2021-RPL2 Class A1 2.00% 1/25/60	426,946	375,925
•Series 2021-RPL6 Class A1 2.00% 10/25/60	838,461	758,964
•Series 2022-NQM1 Class A1 2.27% 11/25/66	2,461,487	2,260,693
•Deephaven Residential Mortgage Trust Series 2022-1 Class A1 2.21% 1/25/67	1,602,922	1,480,942
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	649,270	548,116
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 Class 1A19 5.50% 11/25/35	46,846	20,461
•Galton Funding Mortgage Trust Series 2017-1 Class A22 3.00% 7/25/56	87,419	77,485
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	1,226,534	1,198,684
•GMACM Mortgage Loan Trust Series 2005-AR3 Class 3A4 4.39% 6/19/35	22,446	21,290
LVIP JPMorgan Core Bond Fund–38

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 Class A2 2.50% 1/25/52	841,717	$697,704
Series 2021-PJ8 Class A2 2.50% 1/25/52	1,144,615	948,778
Series 2021-PJ9 Class A2 2.50% 2/26/52	1,303,559	1,080,528
GSR Mortgage Loan Trust
Series 2004-13F Class 3A3 6.00% 11/25/34	6,563	6,413
Series 2004-6F Class 1A2 5.00% 5/25/34	12,266	11,861
Series 2004-6F Class 3A4 6.50% 5/25/34	34,372	34,988
•Impac CMB Trust Series 2007-A Class A 4.77% (1 mo. USD Term SOFR + 0.61%) 5/25/37	760,757	727,012
•Impac Secured Assets Trust Series 2006-1 Class 2A1 4.97% (1 mo. USD Term SOFR + 0.81%) 5/25/36	3,855	3,724
•JP Morgan Mortgage Trust
Series 2006-A2 Class 5A3 6.71% 11/25/33	3,193	3,136
Series 2015-1 Class B2 5.66% 12/25/44	71,950	71,877
Series 2015-4 Class B1 3.51% 6/25/45	97,083	90,510
Series 2015-5 Class B2 5.93% 5/25/45	10,357	10,243
Series 2015-6 Class B3 3.51% 10/25/45	94,905	84,753
Series 2017-1 Class B3 3.45% 1/25/47	301,245	273,719
Series 2017-5 Class A2 4.97% 10/26/48	2,432,526	2,453,401
Series 2018-4 Class A1 3.50% 10/25/48	285,250	256,137
Series 2020-2 Class A3 3.50% 7/25/50	33,843	30,269
Series 2020-7 Class A3 3.00% 1/25/51	150,281	129,893
Series 2021-1 Class A3 2.50% 6/25/51	262,691	217,746
Series 2021-10 Class A3 2.50% 12/25/51	556,237	461,069
Series 2021-11 Class A3 2.50% 1/25/52	938,139	777,630
Series 2021-12 Class A3 2.50% 2/25/52	1,213,665	1,006,015
Series 2021-13 Class A3 2.50% 4/25/52	1,214,479	1,006,689
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1 6.59% 4/21/34	4,286	$4,229
MASTR Alternative Loan Trust
Series 2003-9 Class 8A1 6.00% 1/25/34	17,506	16,827
Series 2004-4 Class 10A1 5.00% 5/25/24	6,421	5,515
Series 2004-6 Class 7A1 6.00% 7/25/34	39,678	39,727
~^Series 2004-7 Class 30 0.00% 8/25/34	2,920	2,203
Series 2004-8 Class 6A1 5.50% 12/31/49	43	43
MASTR Asset Securitization Trust
Series 2003-11 Class 9A6 5.25% 12/25/33	30,673	30,333
~^Series 2003-12 Class 15 0.00% 12/25/18	76	0
~^Series 2004-6 Class 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO Class 3 0.00% 5/28/35	4,272	3,343
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	283,620	273,951
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 Class A2A 2.50% 12/25/50	366,913	300,685
Series 2021-1 Class A2 2.50% 3/25/51	255,409	211,710
Series 2021-4 Class A3 2.50% 7/25/51	262,677	217,735
Series 2021-5 Class A3 2.50% 8/25/51	842,132	698,049
•NACC Reperforming Loan REMICS Trust Series 2004-R2 Class A1 6.50% 10/25/34	11,958	10,354
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	425,246	407,683
Series 2015-1A Class A3 3.75% 5/28/52	233,968	224,970
Series 2015-2A Class A1 3.75% 8/25/55	1,431,526	1,394,391
Series 2015-2A Class A2 3.75% 8/25/55	815,029	788,966
Series 2016-3A Class A1B 3.25% 9/25/56	458,529	430,975
Series 2016-3A Class B1 4.00% 9/25/56	1,795,047	1,760,658
Series 2016-4A Class B2 4.67% 11/25/56	1,041,053	1,021,115
LVIP JPMorgan Core Bond Fund–39

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2017-1A Class A1 4.00% 2/25/57	1,131,465	$1,103,764
Series 2017-2A Class B2 4.75% 3/25/57	977,981	973,853
Series 2017-4A Class A1 4.00% 5/25/57	1,096,365	1,064,012
Series 2017-6A Class A1 4.00% 8/27/57	2,340,968	2,275,536
Series 2022-NQM2 Class A1 3.08% 3/27/62	2,463,894	2,348,698
•OBX Trust
Series 2021-NQM2 Class A1 1.10% 5/25/61	456,553	379,073
Series 2021-NQM3 Class A1 1.05% 7/25/61	678,724	551,624
Series 2021-NQM4 Class A1 1.96% 10/25/61	1,500,998	1,288,775
Series 2022-NQM1 Class A1 2.31% 11/25/61	2,338,805	2,115,381
*PHH Alternative Mortgage Trust Series 2007-2 Class 2X 6.00% 5/25/37	51,770	9,618
•PRKCM Trust Series 2021-AFC2 Class A1 2.07% 11/25/56	647,995	578,349
φPRPM LLC Series 2024-RCF3 Class A1 4.00% 5/25/54	2,914,717	2,875,587
•RCKT Mortgage Trust
Series 2021-1 Class A1 2.50% 3/25/51	266,103	220,575
Series 2021-4 Class A1 2.50% 9/25/51	1,256,872	1,041,829
Series 2021-6 Class A1 2.50% 12/25/51	560,573	464,662
φRoc Mortgage Trust Series 2025-RTL1 Class A1 5.63% 2/25/40	3,000,000	3,023,068
SACO I, Inc. Series 1997-2 Class 1A5 7.00% 8/25/36	741	699
•Sequoia Mortgage Trust Series 2020-4 Class A2 2.50% 11/25/50	217,713	179,164
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.17% 3/27/62	2,386,079	2,262,129
φToorak Mortgage Trust Series 2025-RRTL1 Class A1 5.52% 2/25/40	4,205,000	4,231,810
Towd Point Mortgage Trust
•Series 2016-3 Class B1 4.08% 4/25/56	850,000	838,658
•Series 2017-6 Class M1 3.25% 10/25/57	1,610,000	1,506,515
•Series 2018-1 Class A1 3.00% 1/25/58	17,068	16,913
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Towd Point Mortgage Trust (continued)
•Series 2019-HY2 Class M2 6.17% (1 mo. USD Term SOFR + 2.01%) 5/25/58	950,000	$960,406
•Series 2021-R1 Class A1 2.92% 11/30/60	1,244,127	1,129,317
Series 2022-4 Class A1 3.75% 9/25/62	2,040,958	1,956,192
Vendee Mortgage Trust
Series 1996-1 Class 1Z 6.75% 2/15/26	6,181	6,174
Series 1996-2 Class 1Z 6.75% 6/15/26	1,703	1,715
Series 1997-1 Class 2Z 7.50% 2/15/27	9,515	9,638
Series 1998-1 Class 2E 7.00% 3/15/28	4,623	4,702
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 Class A 5.47% 8/25/33	1,881	1,803
Series 2003-AR9 Class 1A6 5.68% 9/25/33	9,522	9,117
Series 2004-AR3 Class A2 5.37% 6/25/34	2,988	2,753
Series 2005-AR13 Class A1A1 4.85% (1 mo. USD Term SOFR + 0.69%) 10/25/45	541,146	516,950
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 Class 1A4 0.78% (4.94% minus 1 mo. USD Term SOFR) 4/25/35	231,614	11,975
*♦•Series 2005-2 Class 2A3 0.73% (4.89% minus 1 mo. USD Term SOFR) 4/25/35	65,445	2,788
*♦Series 2005-3 Class CX 5.50% 5/25/35	70,010	12,109
♦Series 2005-4 Class CB7 5.50% 6/25/35	53,787	50,069
♦Series 2005-6 Class 2A4 5.50% 8/25/35	14,289	12,307
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 Class A1 3.00% 12/25/49	51,852	44,534
Total Non-Agency Collateralized Mortgage Obligations (Cost $80,113,017)		83,723,209
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.74%
•AREIT Trust Series 2022-CRE6 Class A 5.64% (30 day USD SOFR Average + 1.25%) 1/20/37	973,694	973,701
LVIP JPMorgan Core Bond Fund–40

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BAHA Trust Series 2024-MAR Class A 6.17% 12/10/41	5,541,000	$5,723,049
•BAMLL Re-REMICS Trust Series 2024-FRR3 Class B 1.45% 1/27/50	6,000,000	5,681,166
Bank
•Series 2017-BNK5 Class B 3.90% 6/15/60	354,000	341,478
Series 2017-BNK7 Class A5 3.44% 9/15/60	1,509,000	1,484,114
•Series 2018-BN14 Class C 4.77% 9/15/60	1,640,000	1,403,148
Series 2019-BN20 Class A3 3.01% 9/15/62	534,000	500,212
Series 2019-BN21 Class A5 2.85% 10/17/52	1,088,000	1,021,166
Series 2020-BN25 Class A5 2.65% 1/15/63	3,467,000	3,196,278
•Series 2022-BNK40 Class B 3.50% 3/15/64	767,000	673,920
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	1,610,000	1,431,958
Benchmark Mortgage Trust
Series 2020-B17 Class A5 2.29% 3/15/53	2,037,000	1,825,655
Series 2020-B19 Class A5 1.85% 9/15/53	2,610,000	2,293,358
Series 2020-B20 Class A5 2.03% 10/15/53	1,915,000	1,683,580
Series 2020-B22 Class A5 1.97% 1/15/54	2,110,000	1,838,346
Series 2021-B24 Class A5 2.58% 3/15/54	575,000	512,776
Series 2021-B25 Class A5 2.58% 4/15/54	1,225,000	1,094,740
•Series 2022-B32 Class B 3.20% 1/15/55	780,000	651,591
•Series 2022-B32 Class C 3.57% 1/15/55	953,000	747,014
•Series 2022-B33 Class B 3.73% 3/15/55	386,000	336,583
•Series 2022-B33 Class C 3.73% 3/15/55	386,000	306,060
•Series 2022-B34 Class A5 3.79% 4/15/55	410,000	381,772
•Series 2022-B35 Class A5 4.59% 5/15/55	1,321,000	1,291,575
•Series 2022-B36 Class A5 4.47% 7/15/55	691,000	677,719
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	308,000	285,089
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust
Series 2021-SOAR Class A 4.94% (1 mo. USD Term SOFR + 0.78%) 6/15/38	1,130,992	$1,130,285
Series 2021-XL2 Class A 4.95% (1 mo. USD Term SOFR + 0.80%) 10/15/38	1,226,263	1,225,496
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	870,000	821,369
•Series 2022-LBA6 Class A 5.15% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,680,000	1,678,950
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A5 3.79% 5/15/52	1,411,000	1,377,476
Series 2019-CF2 Class A5 2.87% 11/15/52	516,000	484,096
Series 2019-CF3 Class A4 3.01% 1/15/53	1,140,000	1,066,696
CD Mortgage Trust
Series 2016-CD1 Class A4 2.72% 8/10/49	1,950,000	1,907,137
Series 2016-CD2 Class A3 3.25% 11/10/49	835,614	827,309
Series 2019-CD8 Class A4 2.91% 8/15/57	1,393,000	1,288,166
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	615,000	608,253
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	1,264,000	1,252,625
Series 2016-P6 Class A4 3.46% 12/10/49	266,043	263,962
Series 2017-C4 Class A4 3.47% 10/12/50	1,642,000	1,613,894
Series 2019-C7 Class A4 3.10% 12/15/72	1,032,000	976,312
Series 2020-555 Class A 2.65% 12/10/41	581,000	525,007
COMM Mortgage Trust Series 2016-CR28 Class A4 3.76% 2/10/49	628,665	627,566
CSMC Trust
Series 2014-USA Class A2 3.95% 9/15/37	885,000	813,077
Series 2014-USA Class B 4.18% 9/15/37	5,620,000	4,996,222
Series 2014-USA Class D 4.37% 9/15/37	100,000	81,926
DB-JPM Mortgage Trust
Series 2016-C1 Class A4 3.28% 5/10/49	1,097,000	1,088,483
Series 2020-C9 Class A5 1.93% 8/15/53	975,000	865,909
LVIP JPMorgan Core Bond Fund–41

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust (continued)
Series 2020-C9 Class B 2.57% 8/15/53	282,000	$239,736
•FREMF Mortgage Trust Series 2018-K73 Class C 3.98% 2/25/51	2,000,000	1,960,024
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	807,000	716,184
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB Class A 3.67% 3/5/33	3,810,000	3,275,929
Series 2021-ROSS Class A 5.57% (1 mo. USD Term SOFR + 1.41%) 5/15/26	2,970,000	2,810,345
GS Mortgage Securities Trust
Series 2017-GS6 Class A3 3.43% 5/10/50	1,291,000	1,270,962
Series 2019-GC42 Class A4 3.00% 9/10/52	1,733,000	1,625,511
Series 2020-GC47 Class A5 2.38% 5/12/53	1,235,000	1,127,822
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 Class B 3.50% 4/15/46	128,337	117,652
Series 2015-JP1 Class A5 3.91% 1/15/49	1,563,474	1,554,261
Series 2016-JP2 Class A4 2.82% 8/15/49	923,000	905,885
•Series 2020-MKST Class D 6.26% (1 mo. USD Term SOFR + 2.11%) 12/15/36	5,130,000	384,750
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 Class A4 3.77% 12/15/48	1,539,274	1,535,403
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	2,321,000	2,251,593
Series 2016-C4 Class A3 3.14% 12/15/49	620,000	608,332
Series 2017-C7 Class A5 3.41% 10/15/50	366,000	357,442
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 Class C 4.16% 2/15/46	291,527	281,941
Series 2015-C26 Class A5 3.53% 10/15/48	313,746	312,062
Series 2016-C29 Class A4 3.33% 5/15/49	540,000	535,942
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	555,000	523,477
MRCD Mortgage Trust
Series 2019-PARK Class A 2.72% 12/15/36	740,000	655,673
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MRCD Mortgage Trust (continued)
Series 2019-PARK Class D 2.72% 12/15/36	987,000	$721,139
•MTN Commercial Mortgage Trust Series 2022-LPFL Class A 5.56% (1 mo. USD Term SOFR + 1.40%) 3/15/39	1,030,000	1,029,999
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME Class A 3.05% 8/15/36	5,440,000	5,068,024
*•Series 2019-FAME Class XA 1.50% 8/15/36	32,225,000	680,231
ROCK Trust Series 2024-CNTR Class A 5.39% 11/13/41	1,500,000	1,538,523
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3 2.83% 2/13/53	811,637	718,295
SLG Office Trust Series 2021-OVA Class A 2.59% 7/15/41	2,020,000	1,793,016
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 5.15% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,740,000	1,737,824
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	1,530,000	1,305,845
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A3 2.65% 8/15/49	684,000	673,207
*•Series 2016-BNK1 Class XA 1.83% 8/15/49	11,558,216	61,483
*•Series 2016-C36 Class XA 1.29% 11/15/59	24,158,469	159,001
Series 2020-C58 Class A4 2.09% 7/15/53	284,000	252,582
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $99,941,930)		100,666,359
ΔREGIONAL BONDS–0.07%
Canada—0.07%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,087,476
Province of Manitoba Canada 2.13% 6/22/26	660,000	651,219
Province of Quebec Canada 2.50% 4/20/26	730,000	724,142
		2,462,837
Total Regional Bonds (Cost $2,444,276)		2,462,837
LVIP JPMorgan Core Bond Fund–42

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.71%
India—0.03%
Export-Import Bank of India 3.38% 8/5/26	990,000	$981,582
		981,582
Luxembourg—0.16%
Eagle Funding Luxco SARL 5.50% 8/17/30	5,604,000	5,685,594
		5,685,594
Mexico—0.50%
Mexico Government International Bonds
2.66% 5/24/31	283,000	251,417
3.50% 2/12/34	5,067,000	4,400,690
4.40% 2/12/52	685,000	510,702
5.38% 3/22/33	7,013,000	6,991,961
5.85% 7/2/32	2,127,000	2,195,915
6.00% 5/13/30	993,000	1,042,451
6.63% 1/29/38	1,338,000	1,406,251
6.88% 5/13/37	1,476,000	1,591,866
		18,391,253
Poland—0.02%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	890,436
		890,436
Total Sovereign Bonds (Cost $25,333,550)		25,948,865
SUPRANATIONAL BANK–0.01%
Africa Finance Corp. 5.55% 10/8/29	512,000	522,767
Total Supranational Bank (Cost $516,692)		522,767
U.S. TREASURY OBLIGATIONS–31.24%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	776,940
1.63% 11/15/50	13,530,000	7,259,691
1.88% 2/15/51	26,123,900	14,922,257
2.00% 8/15/51	3,085,000	1,807,376
2.25% 5/15/41	4,785,000	3,545,199
2.25% 8/15/46	14,518,700	9,686,695
2.25% 8/15/49	1,095,000	698,918
2.38% 2/15/42	2,510,000	1,859,949
2.38% 11/15/49	1,365,000	893,115
2.38% 5/15/51	16,350,000	10,518,926
2.50% 2/15/45	2,000,000	1,432,578
2.75% 8/15/42	1,800,000	1,400,836
2.75% 11/15/42	8,450,000	6,544,459
2.88% 5/15/43	7,470,000	5,852,278
2.88% 5/15/49	1,420,000	1,035,934
2.88% 5/15/52	3,635,000	2,593,913
3.00% 11/15/44	663,000	518,720
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.00% 11/15/45	1,430,000	$1,107,300
3.00% 2/15/47	28,000	21,381
3.00% 2/15/48	2,310,000	1,744,411
3.00% 8/15/48	530,000	398,494
3.13% 11/15/41	950,000	791,320
3.13% 2/15/43	720,000	587,672
3.13% 5/15/48	176,200	135,867
3.25% 5/15/42	110,000	92,409
3.38% 5/15/44	1,000,000	834,531
3.50% 2/15/39	1,037,800	949,425
3.63% 8/15/43	730,000	636,925
3.63% 2/15/44	645,000	559,865
3.63% 5/15/53	15,170,000	12,529,472
3.75% 11/15/43	514,000	455,111
3.88% 8/15/40	11,875,000	11,069,263
3.88% 2/15/43	500,000	453,809
3.88% 5/15/43	35,110,000	31,803,351
4.00% 11/15/42	3,000,000	2,773,594
4.00% 11/15/52	1,860,000	1,646,027
4.13% 8/15/44	18,765,000	17,417,732
4.25% 5/15/39	945,000	930,382
4.38% 8/15/43	6,050,000	5,838,723
4.50% 11/15/54	140,000	134,799
4.63% 11/15/44	17,093,000	16,934,088
4.63% 5/15/54	13,800,000	13,558,500
4.75% 5/15/55	11,777,000	11,813,803
5.00% 5/15/45	9,198,000	9,551,548
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	16,830,664	16,311,457
U.S. Treasury Notes
0.38% 9/30/27	1,160,000	1,088,180
0.88% 11/15/30	107,605,000	93,296,898
1.25% 3/31/28	2,475,000	2,336,168
1.25% 8/15/31	250,000	216,211
1.63% 5/15/31	310,000	276,033
1.88% 2/15/32	2,950,000	2,617,203
2.63% 5/31/27	5,100,000	5,015,531
2.75% 7/31/27	2,230,000	2,195,156
2.88% 8/15/28	148,450,000	145,417,213
2.88% 5/15/32	1,630,000	1,532,455
3.13% 8/31/27	2,935,000	2,907,828
3.13% 8/31/29	1,805,000	1,768,054
3.38% 5/15/33	37,340,000	35,866,820
3.63% 3/31/30	7,150,000	7,120,674
3.88% 11/30/27	3,000,000	3,015,820
3.88% 7/15/28	1,288,000	1,296,352
3.88% 4/30/30	6,500,000	6,541,133
3.88% 6/30/30	35,590,000	35,808,267
3.88% 7/31/30	21,000,000	21,126,328
3.88% 8/15/34	18,830,000	18,541,666
4.00% 7/31/32	59,000,000	59,276,562
4.00% 2/15/34	15,877,400	15,835,846
4.13% 1/31/27	38,090,000	38,295,329
4.13% 11/15/27	31,000,000	31,316,055
LVIP JPMorgan Core Bond Fund–43

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.13% 10/31/29	28,840,000	$29,298,511
4.25% 1/15/28	47,970,000	48,623,966
4.25% 1/31/30	11,026,000	11,259,441
4.25% 11/15/34	15,295,000	15,467,666
4.38% 1/31/32	52,655,000	54,111,240
4.38% 5/15/34	21,000,000	21,485,625
4.50% 12/31/31	745,000	770,842
4.50% 11/15/33	102,615,000	106,094,290
4.63% 9/30/28	15,198,000	15,625,444
4.88% 10/31/30	24,325,000	25,568,806
^U.S. Treasury Strip Coupon
0.00% 2/15/27	300,000	285,661
0.00% 5/15/27	725,000	683,401
0.00% 8/15/27	250,000	233,512
0.00% 8/15/29	3,400,000	2,942,392
0.00% 8/15/30	3,465,000	2,874,525
0.00% 11/15/30	3,705,000	3,041,114
0.00% 2/15/31	9,830,000	7,980,733
0.00% 5/15/31	6,835,000	5,489,615
0.00% 8/15/31	13,355,000	10,608,013
0.00% 11/15/31	7,475,000	5,869,264
0.00% 2/15/33	400,000	296,454
0.00% 5/15/33	1,175,000	860,582
0.00% 8/15/33	100,000	72,377
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Coupon (continued)
0.00% 11/15/33	1,025,000	$732,768
0.00% 2/15/34	775,000	547,182
0.00% 11/15/34	50,000	33,960
0.00% 2/15/35	65,000	43,588
0.00% 5/15/35	250,000	165,449
0.00% 11/15/40	850,000	415,367
0.00% 2/15/41	545,134	262,766
0.00% 8/15/41	3,200,000	1,498,340
0.00% 11/15/41	100,000	46,170
0.00% 11/15/43	21,405,000	8,802,035
Total U.S. Treasury Obligations (Cost $1,141,485,846)		1,147,227,924

	Number of Shares
MONEY MARKET FUND–1.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	52,542,280	52,542,280
Total Money Market Fund (Cost $52,542,280)		52,542,280

TOTAL INVESTMENTS–99.37% (Cost $3,590,072,160)	3,649,719,621

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	23,017,122
NET ASSETS APPLICABLE TO 360,461,396 SHARES OUTSTANDING–100.00%	$3,672,736,743

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs.
ΔSecurities have been classified by country of origin.
LVIP JPMorgan Core Bond Fund–44

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
257	CBOT 10 Year U.S. Treasury Notes Futures	$28,912,500	$28,908,836	12/19/25	$3,664	$—
572	CBOT 2 Year U.S. Treasury Notes Futures	119,203,907	119,149,598	12/31/25	54,309	—
64	CBOT 5 Year U.S. Treasury Notes Futures	6,988,500	6,979,125	12/31/25	9,375	—
214	CBOT U.S. Long Bond Futures	24,951,062	24,443,174	12/19/25	507,888	—
1,042	Ultra 10 Year U.S. Treasury Notes Futures	119,911,406	118,488,422	12/19/25	1,422,984	—
89	Ultra U.S. Treasury Bond Futures	10,685,562	10,422,509	12/19/25	263,053	—
Total Futures Contracts					$2,261,273	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BMO–Bank of Montreal
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
CMT–Constant Maturity Treasury
COFI–Cost of Funds Index
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
yr.–Year
LVIP JPMorgan Core Bond Fund–45